UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

For investors seeking professional asset allocation based on a combination of quantitative and qualitative market analysis period.

Semi-Annual Report

February 29, 2012

Share Class / Ticker Symbol

Fund Name	Class A	Class B	Class C	Class R3	Class I
Nuveen Strategy Aggressive Growth Allocation Fund	FAAGX	FSGBX	FSACX	FSASX	FSAYX
Nuveen Strategy Growth Allocation Fund	FAGSX	FSNBX	FSNCX	FSNSX	FSGYX
Nuveen Strategy Balanced Allocation Fund	FSGNX	FSKBX	FSKCX	FSKSX	FSKYX
Nuveen Strategy Conservative Allocation Fund	FSFIX	FSFBX	FSJCX	FSJSX	FSFYX

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Chairman’s

Letter to Shareholders

Dear Shareholders,

In recent months the positive atmosphere in financial markets has reflected efforts by central banks in the US and Europe to provide liquidity to the financial system and keep interest rates low. At the same time, future economic growth in these countries still faces serious headwinds in the form of high energy prices, uncertainties about potential political leadership changes and increasing pressure to reduce government spending regardless of its impact on the economy. Together with the continuing political tensions in the Middle East, investors have many reasons to remain cautious.

Though progress has been painfully slow, officials in Europe have taken important steps to address critical issues. The European Central Bank has provided vital liquidity to the banking system. Similarly, officials in the Euro area finally agreed to an enhanced “firewall” of funding to deal with financial crises in member countries. These steps, in addition to the completion of another round of financing for Greece, have eased credit conditions across the Continent. Several very significant challenges remain with the potential to derail the recent progress but European leaders have demonstrated political will and persistence in dealing with their problems.

In the US, strong corporate earnings and continued progress on job creation have contributed to a rebound in the equity market and many of the major stock market indexes are approaching their levels before the financial crisis. The Fed’s commitment to an extended period of low interest rates is promoting economic growth, which remains moderate but steady and raises concerns about the future course of long term rates once the program ends. Pre-election maneuvering has added to the highly partisan atmosphere in the Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control act of 2011, both scheduled to take place at year-end loom closer with little progress being made to deal with them.

During the last year investors have experienced a sharp decline and a strong recovery in the equity markets. Experienced investment teams keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long term goals for investors. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen funds on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

April 20, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers David Cline and James Colon discuss the key investment strategies and the Funds’ performance during the six months ending February 29, 2012. David and James make the Funds’ allocation decisions in consultation with the Asset Allocation and Quantitative Investment Team that operates in Nuveen Advisory Solutions, a unit of Nuveen Asset Management, LLC, which is responsible for managing global multi-asset class strategies using macro, top-down quantitative analysis. David, who has 23 years of investment experience, has led the team responsible for the management of the Funds since their inception in September 2001. James, a CFA with 12 years of investment experience, became co-portfolio manager of the Funds effective May 31, 2011.

How did the Funds perform during the six-month period ended February 29, 2012?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month, one-year, five-year and ten-year periods ending February 29, 2012. Each Fund’s Class A Share total returns at net asset value are compared with the performance of the appropriate Dow Jones and Morningstar Index and Lipper classification average.

Although all four funds used Dow Jones indices as benchmarks during the performance period, they have each switched to an appropriate Morningstar Target Risk Index effective March 2, 2012. We believe the Morningstar Indices are more transparent than their Dow Jones counterparts and a closer reflection of each Fund’s particular investment universe. The methodologies for the Morningstar Indices are also more similar to how the Strategy Funds operate and better constructed for technical reasons, including how the holdings are weighted. For the Nuveen Strategy Aggressive Growth Allocation Fund, its benchmark has changed from the Dow Jones Moderately Aggressive U.S. Portfolio Index to the Morningstar Aggressive Target Risk Index. The benchmark for the Nuveen Strategy Growth Allocation Fund has switched from the Dow Jones Moderate U.S. Portfolio Index to the Morningstar Moderately Aggressive Target Risk Index. The benchmark for the Nuveen Strategy Balanced Allocation Fund has been changed from the Dow Jones Moderate U.S. Portfolio Index to the Morningstar Moderate Target Risk Index. Finally, the Nuveen Strategy Conservative Allocation Fund will no longer be compared to the Dow Jones Conservative U.S. Portfolio Index, but will now have the Morningstar Moderately Conservative Target Risk Index as a benchmark.

Nuveen Investments	5

Nuveen Strategy Aggressive Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at net asset value (NAV) underperformed the Dow Jones Index, but outperformed the Lipper average for the six-month period ended February 29, 2012.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen funds to seek a high level of capital growth, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 90% stock funds with the remaining 10% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

The Nuveen Strategy Aggressive Growth Allocation Fund’s objective to provide a high level of capital growth, and the majority of its portfolio continued to be comprised of equities. Domestic stocks made up the largest weighting in the Fund. In order to achieve broadly diversified U.S. equity exposure, we invested in a combination of large-, mid- and small-cap Nuveen funds across the value/growth spectrum and tactically used futures contracts. Within the Fund’s domestic equity exposure, large-caps continued to represent the most substantial weighting. Although we maintained the Fund’s large-cap weighting throughout the reporting period, we continued the process of further diversifying this exposure. We again increased weightings in three large-cap funds from the Nuveen family that we had added to the Fund’s portfolio during the previous reporting period: the Nuveen Santa Barbara Dividend Growth Fund, the Nuveen Winslow Large-Cap Growth Fund and the Nuveen NWQ Large-Cap Value Fund. We funded these increases by shifting assets out of other large-cap funds that we have held in the portfolio over the longer term. We also slightly reduced the Fund’s mid-cap weighting and lowered its small-cap exposure to lower the overall risk profile of the Fund. In particular, we believed small-cap stocks were overvalued relative to other asset classes; therefore, we reallocated these assets into several alternative fixed-income categories.

In the international equity portion of the Fund, we did not make any tactical shifts to exposure during the period. We maintained the Fund’s exposure to the asset class with a slight overweight within the segment to emerging market stocks and a corresponding underweight to developed market stocks. The majority of the Fund’s weighting in international equities continued to come from the Nuveen International Select Fund, which invests in securities from across developed and emerging markets. The remaining exposure in this asset class was equally divided between the Nuveen Santa Barbara International Growth Fund, which focuses on growth stocks, and the Nuveen Tradewinds International Value Fund, which has a value orientation.

6	Nuveen Investments

We also continued to increase the Fund’s exposure to the absolute return asset class during the reporting period. This exposure was again achieved through a position in the Nuveen Tactical Market Opportunities Fund, which offers an alternative to traditional investment strategies and potentially low correlation with the direction of major markets. This product seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles from around the world. We slowly increased our weight in the Nuveen Tactical Market Opportunities Fund throughout the six months. In addition, after the reporting period ended, the Fund’s Board of Directors approved a shift in the Fund’s investment policy to allow up to a maximum of 20% in absolute return strategies. While the Fund’s current 7% target allocation to absolute return strategies is significantly below the maximum amount allowed, we requested the change to provide increased flexibility in the future as well as to improve the overall risk-return attributes of the Fund.

We did not make any major tactical adjustments to the Fund’s exposure in the commodities and real estate sectors, ending the period with a neutral stance in these two asset classes. The Fund’s commodities exposure continued to be comprised of two exchange-traded funds: the iShares S&P GSCI Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund. Real estate exposure resulted from a position in the Nuveen Real Estate Securities Fund.

The Nuveen Strategy Aggressive Growth Allocation Fund maintained very low, and at times net short, exposure to fixed income during the reporting period. In the exposure it did have, we continued to build positions in alternative asset classes such as high-yield corporates. We believed we could find better values in these so-called “spread” products, which have fixed-income characteristics while offering a yield advantage over more traditional fixed-income securities. Therefore, we increased the Fund’s weighting in the Nuveen High Income Bond Fund and also initiated a new position in the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high-yielding bonds, senior bank loans and convertibles. In the Fund’s core fixed-income component, we diversified our exposure by adding positions in the Nuveen Core Bond Fund as well as a more conservative product, the Nuveen Intermediate Term Bond Fund, to counterbalance the Fund’s increased weighting in spread products.

When investing in futures contracts, equity and interest rate futures were used as an overlay strategy to adjust the exposures created by the several funds that constitute the Fund’s growth allocation strategy. During this period, we purchased futures on the Standard & Poor’s (S&P) 500 Index and S&P Midcap 400 Index to increase the Fund’s exposure to stocks in these indices, and sold futures contracts on the Russell 2000 Index to decrease its exposure to stocks in this index. Additionally, we sold futures contracts on U.S. Treasury 5-year notes to reduce the overall sensitivity of the Fund to changes in interest rates.

The Fund’s allocation to cash remained low throughout the period to accommodate daily cash flow and futures collateral requirements.

Nuveen Investments	7

Nuveen Strategy Growth Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at net asset value (NAV) underperformed the Dow Jones Index and trailed the Lipper average for the six-month period ended February 29, 2012.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen funds to seek capital growth with a moderate level of current income, which is the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 75% stock funds with the remaining 25% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

The Nuveen Strategy Growth Allocation Fund’s objective to provide capital growth with a moderate level of current income, and the majority of its portfolio continued to be comprised of equities. Domestic stocks made up the largest weighting in the Fund. In order to achieve broadly diversified U.S. equity exposure, we invested in a combination of large-, mid- and small-cap funds across the value/growth spectrum and tactically used futures contracts. Within the Fund’s domestic equity exposure, large-caps continued to represent the most substantial weighting. We continued the process of further diversifying this exposure by again increasing weightings in three large-cap funds from the Nuveen family that we had added to the Fund’s portfolio during the previous reporting period: the Nuveen Santa Barbara Dividend Growth Fund, the Nuveen Winslow Large-Cap Growth Fund and the Nuveen NWQ Large-Cap Value Fund. We funded these increases by shifting assets out of other large-cap funds that we have held in the portfolio over the longer term. While the Fund’s mid-cap weighting stayed essentially unchanged during the period, we reduced its small-cap exposure to lower the overall risk profile of the Fund. We also believed small-cap stocks were overvalued relative to other asset classes; therefore, we reallocated these assets into several alternative fixed-income categories.

In the international equity portion of the Fund, we did not make any tactical shifts to exposure during the period. We maintained the Fund’s exposure to the asset class with a slight overweight within the segment to emerging market stocks and a corresponding underweight to developed market stocks. The majority of the Fund’s weighting in international equities continued to come from the Nuveen International Select Fund, which invests in securities from across developed and emerging markets. The remaining exposure in this asset class was equally divided between the Nuveen Santa Barbara International Growth Fund, which focuses on growth stocks, and the Nuveen Tradewinds International Value Fund, which has a value orientation.

In the Fund’s fixed-income segment, as mentioned above, we continued to build larger positions in alternative asset classes such as high-yield corporates. We believed we could

8	Nuveen Investments

find better values in these so-called “spread” products, which have fixed-income characteristics while offering a yield advantage over more traditional fixed-income securities. Therefore, we increased the Fund’s weightings in the Nuveen High Income Bond Fund and also initiated a new position in the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high-yielding bonds, senior bank loans and convertibles. Meanwhile, we reallocated another of the Fund’s alternative fixed-income positions, the Nuveen Preferred Securities Fund, after a bout of strong performance. In the Fund’s core fixed-income component, we lowered overall exposure. We also further diversified our core exposure by adding a position in a more conservative product, the Nuveen Intermediate Term Bond Fund, to counterbalance the Fund’s increased weighting in alternative securities.

We also continued to increase the Fund’s exposure to the absolute return asset class during the reporting period. This exposure was again achieved through a position in the Nuveen Tactical Market Opportunities Fund, which offers an alternative to traditional investment strategies and potentially low correlation with the direction of major markets. This product seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles from around the world. We increased our weight in the Nuveen Tactical Market Opportunities Fund throughout the six months. In addition, after the reporting period ended, the Fund’s Board of Directors approved a shift in the Fund’s investment policy to allow up to a maximum of 20% in absolute return strategies. While the Fund’s current 9% target allocation to absolute return strategies is significantly below the maximum amount allowed, we requested the change to provide increased flexibility in the future as well as to improve the overall risk-return attributes of the Fund.

We did not make any major tactical adjustments to the Fund’s exposure in the commodities, real estate and global infrastructure sectors, ending the period with a neutral stance in these asset classes. The Fund’s commodities exposure continued to be comprised of two exchange-traded funds: the iShares S&P GSCI Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund. Real estate and global infrastructure exposure resulted from positions in the Nuveen Real Estate Securities Fund and the Nuveen Global Infrastructure Fund.

When investing in futures contracts, equity and interest rate futures were used as an overlay strategy to adjust the exposures created by the several funds that constitute the Fund’s growth allocation strategy. During this period, we purchased futures on the Standard & Poor’s (S&P) S&P 500 Index and S&P Midcap 400 Index to increase the Fund’s exposure to stocks in these indices, and sold futures contracts on the Russell 2000 Index to decrease its exposure to stocks in this index. Additionally, we sold futures contracts on U.S. Treasury 5-year notes to reduce the overall sensitivity of the Fund to changes in interest rates.

The Fund’s allocation to cash remained low throughout the period in order to accommodate daily cash flow and futures collateral requirements.

Nuveen Investments	9

Nuveen Strategy Balanced Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at net asset value (NAV) underperformed the Dow Jones Index and outperformed the Lipper average for the six-month period ended February 29, 2012.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen funds to seek capital growth and current income, the Fund’s investment objective. Over time, the Fund pursues this objective by targeting an overall portfolio exposure of approximately 60% stock funds with the remaining 40% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

In light of the Fund’s objective to provide both capital growth and current income, the majority of the Nuveen Strategy Balanced Allocation Fund’s portfolio continued to be comprised of equities. Domestic stocks made up the largest weighting in the Fund. In order to achieve broadly diversified U.S. equity exposure, we invested in a combination of large-, mid- and small-cap Nuveen funds from across the value/growth spectrum and tactically used futures contracts. Within the Fund’s domestic equity exposure, large-caps continued to represent the most substantial weighting. Although we maintained the Fund’s large-cap weighting throughout the reporting period, we continued the process of further diversifying this exposure. We again increased weightings in three large-cap funds from the Nuveen family that we had added to the Fund’s portfolio during the previous reporting period: the Nuveen Santa Barbara Dividend Growth Fund, the Nuveen Winslow Large-Cap Growth Fund and the Nuveen NWQ Large-Cap Value Fund. We funded these increases by shifting assets out of other large-cap funds that we have held in the portfolio over the longer term. While the Fund’s mid-cap weighting stayed essentially unchanged during the period, we reduced its small-cap exposure to lower the overall risk profile of the Fund. We also believed small-cap stocks were overvalued relative to other asset classes; therefore, we reallocated these assets into several alternative fixed-income categories.

In the international equity portion of the Fund, we did not make any tactical shifts to exposure during the period. We maintained the Fund’s exposure to the asset class with a slight overweight within the segment to emerging market stocks and a corresponding underweight to developed market stocks. The majority of the Fund’s weighting in international equities continued to come from the Nuveen International Select Fund, which invests in securities from across developed and emerging markets. The remaining exposure in this asset class was equally divided between the Nuveen Santa Barbara International Growth Fund, which focuses on growth stocks, and the Nuveen Tradewinds International Value Fund, which has a value orientation.

In the Fund’s fixed-income segment, as mentioned above, we continued to build larger positions in alternative asset classes, including high-yield corporates, high-yield municipal

10	Nuveen Investments

bonds and preferred securities. We believed we could find better values in these so-called “spread” products, which have fixed-income characteristics while offering a yield advantage over more traditional fixed-income securities. Therefore, we increased the Fund’s weightings in the Nuveen High Income Bond Fund and the Nuveen High Yield Municipal Bond Fund. We also initiated a new position in the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high-yielding bonds, senior bank loans and convertibles. Meanwhile, we sold out of another of the Fund’s alternative fixed-income positions, the Nuveen Preferred Securities Fund, after a bout of strong performance. In the Fund’s core fixed-income component, we lowered overall exposure as we believed these bonds were bid up to the point where they were overvalued. While the Nuveen Core Bond Fund continued to represent a significant weighting in the Fund, we reduced our position. We also further diversified our core exposure by adding a position in a more conservative product, the Nuveen Intermediate Term Bond Fund, to counterbalance the Fund’s increased weighting in alternative securities.

We also continued to increase the Fund’s exposure to the absolute return asset class during the reporting period. This exposure was again achieved through a position in the Nuveen Tactical Market Opportunities Fund, which offers an alternative to traditional investment strategies and potentially low correlation with the direction of major markets. This product seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles from around the world. We increased our weight in the Nuveen Tactical Market Opportunities Fund throughout the six months. In addition, after the reporting period ended, the Fund’s Board of Directors approved a shift in the Fund’s investment policy to allow up to a maximum of 20% in absolute return strategies. While the Fund’s current 7% target allocation to absolute return strategies is significantly below the maximum amount allowed, we requested the change to provide increased flexibility in the future as well as to improve the overall risk-return attributes of the Fund.

We did not make any major tactical adjustments to the Fund’s exposure in the commodities, real estate and global infrastructure sectors, ending the period with a neutral stance in these asset classes. The Fund’s commodities exposure continued to be comprised of two exchange-traded funds: the iShares S&P GSCI Commodity-Indexed Trust and the PowerShares DB Commodity Index Tracking Fund. Real estate and global infrastructure exposure resulted from positions in the Nuveen Real Estate Securities Fund and the Nuveen Global Infrastructure Fund.

When investing in futures contracts, equity and interest rate futures were used as an overlay strategy to adjust the exposures created by the several funds that constitute the Fund’s balanced allocation strategy. During this period, we purchased futures on the Standard & Poor’s (S&P) S&P 500 Index and S&P Midcap 400 Index, and Russell 2000 Index to increase the Fund’s exposure to stocks in these indices. Additionally, we sold futures contracts on U.S. Treasury 5-year notes to reduce the overall sensitivity of the Fund to changes in interest rates.

The Fund’s allocation to cash remained low throughout the period in order to accommodate daily cash flow and futures collateral requirements.

Nuveen Investments	11

Nuveen Strategy Conservative Allocation Fund

What was the Fund’s investment strategy and how did the Fund perform during this reporting period?

The Fund’s Class A Shares at net asset value (NAV) outperformed both the Dow Jones Index and the Lipper average for the six-month period ended February 29, 2012.

The Fund’s overall investment strategy is to invest primarily in a portfolio of other Nuveen funds to seek a high level of current income consistent with limited risk to capital, which is the Fund’s investment objective. Over this period, the Fund pursued this objective by targeting an overall portfolio exposure of approximately 30% equity funds with the remaining 70% allocated to fixed income, commodities and absolute return funds. In light of the benchmark change to the Morningstar Moderately Conservative Target Risk Index noted earlier, we anticipate the Fund’s composition going forward will be approximately 40% equity funds with the remaining 60% allocated to fixed income, commodities and absolute return funds. The Fund has the ability to invest in options, futures contracts and other derivatives to help manage risk or take advantage of potential market opportunities. During this period, the Fund tactically used equity and fixed-income futures to adjust its mix.

What were the Fund’s portfolio allocations over the six-month reporting period?

The Nuveen Strategy Conservative Allocation Fund’s objective to provide a high level of current income with limited risk to capital, and the majority of its portfolio assets allocated primarily to fixed-income funds. Within the fixed-income portfolio, we continued to build larger positions in alternative asset classes, including high-yield corporates, high-yield municipal bonds and preferred securities. We believed we could find better values in these so-called “spread” products, which have fixed-income characteristics while offering a yield advantage over more traditional fixed-income securities. Therefore, we increased the Fund’s weightings in the Nuveen High Income Bond Fund and the Nuveen High Yield Municipal Bond Fund. We also initiated a new position in the Nuveen Symphony Credit Opportunities Fund, which invests primarily in high-yielding bonds, senior bank loans and convertibles. Meanwhile, we sold out of another of the Fund’s alternative fixed-income positions, the Nuveen Preferred Securities Fund, after a bout of strong performance. In the Fund’s core fixed-income component, we lowered overall exposure as we believed these bonds were bid up to the point where they were overvalued. This included reductions in our positions in the Nuveen Core Bond Fund, which is still the Fund’s largest position, and the Nuveen Total Return Bond Fund. We also further diversified core exposure by increasing our weighting in a more conservative product, the Nuveen Intermediate Term Bond Fund, to counterbalance the Fund’s increased weighting in alternative securities.

The domestic equity portion of the portfolio was comprised of a combination of large-, mid- and small-cap Nuveen funds from across the value/growth spectrum and tactically used futures contracts. Within the Fund’s domestic equity exposure, large-caps continued to represent the majority of the weighting; however, we moved to further diversify this exposure during the period. We again increased weightings in two of the three large-cap

12	Nuveen Investments

funds from the Nuveen family that we had added to the Fund’s portfolio during the previous reporting period: the Nuveen Santa Barbara Dividend Growth Fund and the Nuveen Winslow Large-Cap Growth Fund. We funded these increases by shifting assets out of other large-cap funds that we have held in the portfolio over the longer term. We also maintained a very small weighting in mid- and small-cap stocks.

In the international equity portion of the Fund, we did not make any tactical shifts to exposure during the period. We maintained the Fund’s exposure to the asset class with a slight overweight within the segment to emerging market stocks and a corresponding underweight to developed market stocks. The majority of the Fund’s weighting in international equities continued to come from the Nuveen International Select Fund, which invests in securities from across developed and emerging markets. The remaining exposure in this asset class was equally divided between the Nuveen Santa Barbara International Growth Fund, which focuses on growth stocks, and the Nuveen Tradewinds International Value Fund, which has a value orientation.

We also continued to increase the Fund’s exposure to the absolute return asset class during the reporting period. This exposure was again achieved through a position in the Nuveen Tactical Market Opportunities Fund, which offers an alternative to traditional investment strategies and potentially low correlation with the direction of major markets. This product seeks to generate positive returns from asset allocation decisions, not individual security selection, using a combination of long and short positions in a broad array of investment vehicles from around the world. We slowly increased our weight in the Nuveen Tactical Market Opportunities Fund throughout the six months. In addition, after the reporting period ended, the Fund’s Board of Directors approved a shift in the Fund’s investment policy to allow up to a maximum of 20% in absolute return strategies. While the Fund’s current 10% target allocation to absolute return strategies is significantly below the maximum amount allowed, we requested the change to provide increased flexibility in the future as well as to improve the overall risk-return attributes of the Fund.

We did not make any major tactical adjustments to the Fund’s exposure in the global infrastructure, real estate and commodities sectors, ending the period with a neutral stance in these asset classes. The Fund’s global infrastructure and real estate exposure resulted from positions in the Nuveen Global Infrastructure Fund and the Nuveen Real Estate Securities Fund. Commodities exposure continued to be achieved through an exchange-traded fund, the iShares S&P GSCI Commodity-Indexed Trust.

When investing in futures contracts, equity and interest rate futures were used as an overlay strategy to adjust the exposures created by the several funds that constitute the Fund’s conservative allocation strategy. During this period, we purchased futures on the S&P 500 Index and Russell 2000 Index to increase the Fund’s exposure to stocks in these indices. Additionally, we sold futures contracts on U.S. Treasury 5-year notes to reduce the overall sensitivity of the Fund to changes in interest rates.

The Fund’s allocation to cash remained low throughout the period in order to accommodate daily cash flow and futures collateral requirements.

Nuveen Investments	13

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Asset allocation funds invest in various underlying funds (primarily Nuveen funds). Generally, your cost to invest in asset allocation funds will be greater than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. These risks include, but are not limited to, volatility related to small- and mid-cap stocks, the potential high volatility of commodities, foreign securities risk, and credit and interest-rate risk related to debt securities. The Funds’ potential use of derivative instrument involves a high degree of financial risk, including the risk that the loss on a derivative may be greater than the principal amount invested.

14	Nuveen Investments

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown on the following four pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper category average return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	15

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Aggressive Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 29, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	8.28%	0.09%	1.94%	5.28%
Class A Shares at maximum Offering Price	2.04%	-5.67%	0.75%	4.66%
Dow Jones Moderately Aggressive U.S. Portfolio Index**	11.07%	4.81%	3.57%	6.40%
Morningstar Aggressive Target Risk Index**	9.10%	1.36%	2.25%	6.48%
Lipper Flexible Portfolio Funds Classification Average**	7.96%	2.07%	2.01%	4.77%

Class B Shares w/o CDSC	7.87%	-0.63%	1.18%	4.49%
Class B Shares w/CDSC	2.87%	-5.60%	0.99%	4.49%
Class C Shares	7.89%	-0.63%	1.19%	4.49%
Class R3 Shares	8.09%	-0.18%	1.69%	5.07%
Class I Shares	8.46%	0.36%	2.20%	5.53%

Average Annual Total Returns as of March 31, 2012* (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	21.07%	0.63%	1.98%	4.99%
Class A Shares at maximum Offering Price	14.11%	-5.18%	0.78%	4.36%
Class B Shares w/o CDSC	20.68%	-0.16%	1.21%	4.19%
Class B Shares w/CDSC	15.68%	-5.15%	1.02%	4.19%
Class C Shares	20.62%	-0.16%	1.21%	4.19%
Class R3 Shares	20.92%	0.29%	1.71%	4.77%
Class I Shares	21.24%	0.82%	2.20%	5.23%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available only to certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios	Net Expense Ratios
Class A Shares	1.53%	1.31%
Class B Shares	2.28%	2.06%
Class C Shares	2.28%	2.06%
Class R3 Shares	1.78%	1.56%
Class I Shares	1.28%	1.06%

The Fund’s adviser has contractually agreed to waive fees and reimburse other Fund expenses through January 31, 2013, so that total annual Fund operating expenses, after fee waivers and/or expenses reimbursements and excluding acquired fund fees and expenses, do not exceed .40%, 1.15%, 1.15%, .65%, and .15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in the Report for definitions.

16	Nuveen Investments

Nuveen Strategy Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 29, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.54%	1.51%	2.74%	5.29%
Class A Shares at maximum Offering Price	1.33%	-4.36%	1.53%	4.67%
Dow Jones Moderate U.S. Portfolio Index**	9.15%	6.17%	4.41%	6.38%
Morningstar Moderately Aggressive Target Risk Index**	8.26%	2.62%	3.28%	7.04%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average**	7.96%	2.07%	2.01%	4.77%

Class B Shares w/o CDSC	7.15%	0.72%	1.98%	4.51%
Class B Shares w/CDSC	2.15%	-4.24%	1.81%	4.51%
Class C Shares	7.14%	0.81%	1.99%	4.52%
Class R3 Shares	7.44%	1.24%	2.47%	5.09%
Class I Shares	7.70%	1.77%	2.99%	5.55%

Average Annual Total Returns as of March 31, 2012* (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	18.25%	2.04%	2.80%	5.09%
Class A Shares at maximum Offering Price	11.50%	-3.81%	1.59%	4.47%
Class B Shares w/o CDSC	17.89%	1.26%	2.03%	4.32%
Class B Shares w/CDSC	12.89%	-3.73%	1.86%	4.32%
Class C Shares	17.87%	1.26%	2.04%	4.32%
Class R3 Shares	18.16%	1.78%	2.54%	4.89%
Class I Shares	18.38%	2.22%	3.04%	5.35%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available only to certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios	Net Expense Ratios
Class A Shares	1.46%	1.26%
Class B Shares	2.21%	2.01%
Class C Shares	2.21%	2.01%
Class R3 Shares	1.71%	1.51%
Class I Shares	1.21%	1.01%

The Fund’s adviser has contractually agreed to waive fees and reimburse other Fund expenses through January 31, 2013, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed .40%, 1.15%, 1.15%, .65%, and .15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Six-month returns are cumulative; all other returns are annualized.
**	Refer to the Glossary of Terms Used in the Report for definitions.

Nuveen Investments	17

Fund Performance and Expense Ratios (continued)

Nuveen Strategy Balanced Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 29, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	7.09%	2.62%	3.35%	5.25%
Class A Shares at maximum Offering Price	0.96%	-3.26%	2.13%	4.63%
Dow Jones Moderate U.S. Portfolio Index**	9.15%	6.17%	4.41%	6.38%
Morningstar Moderate Target Risk Index**	7.26%	4.45%	4.32%	6.88%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average**	6.85%	3.10%	2.65%	4.94%

Class B Shares w/o CDSC	6.77%	1.86%	2.58%	4.47%
Class B Shares w/CDSC	1.77%	-3.14%	2.41%	4.47%
Class C Shares	6.66%	1.76%	2.58%	4.47%
Class R3 Shares	6.91%	2.27%	3.08%	5.04%
Class I Shares	7.24%	2.88%	3.62%	5.52%

Average Annual Total Returns as of March 31, 2012* (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	15.69%	2.87%	3.38%	5.12%
Class A Shares at maximum Offering Price	9.04%	-3.08%	2.17%	4.51%
Class B Shares w/o CDSC	15.37%	2.12%	2.61%	4.35%
Class B Shares w/CDSC	10.37%	-2.88%	2.44%	4.35%
Class C Shares	15.24%	2.02%	2.61%	4.34%
Class R3 Shares	15.71%	2.63%	3.13%	4.92%
Class I Shares	15.88%	3.14%	3.64%	5.38%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available only to certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios	Net Expense Ratios
Class A Shares	1.37%	1.24%
Class B Shares	2.12%	1.99%
Class C Shares	2.12%	1.99%
Class R3 Shares	1.62%	1.49%
Class I Shares	1.12%	0.99%

The Fund’s adviser has contractually agreed to waive fees and reimburse other Fund expenses through January 31, 2013, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed .40%, 1.15%, 1.15%, .65%, and .15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in the Report for definitions.

18	Nuveen Investments

Nuveen Strategy Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of February 29, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.39%	4.87%	4.63%	5.29%
Class A Shares at maximum Offering Price	-0.63%	-1.20%	3.40%	4.67%
Dow Jones Conservative U.S. Portfolio Index**	4.71%	7.88%	6.19%	6.10%
Morningstar Moderately Conservative Target Risk Index**	5.91%	5.72%	4.91%	6.38%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average**	4.84%	4.25%	3.63%	4.65%

Class B Shares w/o CDSC	4.92%	4.03%	3.82%	4.49%
Class B Shares w/CDSC	-0.08%	-0.97%	3.65%	4.49%
Class C Shares	4.92%	4.12%	3.83%	4.49%
Class R3 Shares	5.28%	4.65%	4.36%	5.09%
Class I Shares	5.54%	5.16%	4.89%	5.56%

Average Annual Total Returns as of March 31, 2012* (Most Recent Calendar Quarter)

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	9.81%	4.79%	4.61%	5.27%
Class A Shares at maximum Offering Price	3.48%	-1.26%	3.38%	4.65%
Class B Shares w/o CDSC	9.46%	4.04%	3.83%	4.49%
Class B Shares w/CDSC	4.46%	-0.96%	3.66%	4.49%
Class C Shares	9.45%	4.13%	3.84%	4.49%
Class R3 Shares	9.71%	4.57%	4.35%	5.07%
Class I Shares	9.96%	5.08%	4.88%	5.54%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are available only to certain retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios	Net Expense Ratios
Class A Shares	1.34%	1.16%
Class B Shares	2.09%	1.91%
Class C Shares	2.09%	1.91%
Class R3 Shares	1.59%	1.41%
Class I Shares	1.09%	0.91%

The Fund’s adviser has contractually agreed to waive fees and reimburse other Fund expenses through January 31, 2013, so that total annual Fund operating expenses, after fee waivers and/or expense reimbursements and excluding acquired fund fees and expenses, do not exceed .40%, 1.15%, 1.15%, .65%, and .15% for Class A, Class B, Class C, Class R3, and Class I Shares, respectively. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors.

*	Six-month returns are annualized; all other returns are annualized.

**	Refer to the Glossary of Terms Used in the Report for definitions.

Nuveen Investments	19

Holding Summaries as of February 29, 2012

This data relates to the securities held in each Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio Allocation1

Nuveen Strategy Growth Allocation Fund

Portfolio Allocation1

Nuveen Strategy Balanced Allocation Fund

Portfolio Allocation1

Nuveen Strategy Conservative Allocation Fund

Portfolio Allocation1

1	As a percentage of total investments (excluding investments in derivatives), as of February 29, 2012. Holdings are subject to change.

20	Nuveen Investments

Nuveen Strategy Aggressive Growth Allocation Fund

Holding	Weighting[1]
iShares S&P GSCI Commodity-Indexed Trust	3.0%
PowerShares DB Commodity Index Tracking Fund	2.0%
Total Non-Affiliated Commodity Funds	5.0%
Nuveen Dividend Value Fund (Class I)	6.0%
Nuveen International Select Fund (Class I)	18.8%
Nuveen Large Cap Growth Opportunities Fund (Class I)	8.2%
Nuveen Large Cap Select Fund (Class I)	3.3%
Nuveen Large Cap Value Fund (Class I)	6.9%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.4%
Nuveen Mid Cap Value Fund (Class I)	1.7%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.1%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	7.6%
Nuveen Real Estate Securities Fund (Class I)	3.9%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	5.9%
Nuveen Santa Barbara International Growth Fund (Class I)	3.8%
Nuveen Small Cap Select Fund (Class I)	0.1%
Nuveen Small Cap Value Fund (Class I)	0.1%
Nuveen Tactical Market Opportunities Fund (Class I)	6.7%
Nuveen Tradewinds International Value Fund (Class I)	3.9%
Nuveen Winslow Large-Cap Growth Fund (Class I)	3.3%
Total Affiliated Equity Funds	83.7%
Nuveen Core Bond Fund (Class I)	1.3%
Nuveen High Income Bond Fund (Class I)	1.5%
Nuveen High Yield Municipal Bond Fund (Class I)	1.5%
Nuveen Inflation Protected Securities Fund (Class I)[2]	—%
Nuveen Intermediate Term Bond Fund (Class I)	2.8%
Nuveen Symphony Credit Opportunities Fund (Class I)	0.8%
Nuveen Total Return Bond Fund (Class I)	1.3%
Total Affiliated Fixed Income Funds	9.2%
Total Short-Term Investments	2.1%
Total Investments	100.0%

Non-Affiliated Commodity Funds	1-Year Average Annual Total Returns as of 2/29/12
iShares S&P GSCI Commodity-Indexed Trust	(1.84)%
PowerShares DB Commodity Index Tracking Fund	(1.21)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	4.66%
Nuveen International Select Fund (Class I)	(5.39)%
Nuveen Large Cap Growth Opportunities Fund (Class I)	5.16%
Nuveen Large Cap Select Fund (Class I)	(2.48)%
Nuveen Large Cap Value Fund (Class I)	(1.74)%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	3.80%
Nuveen Mid Cap Value Fund (Class I)	(4.69)%
Nuveen NWQ Large-Cap Value Fund (Class I)	(1.75)%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	3.00%
Nuveen Real Estate Securities Fund (Class I)	5.20%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	7.96%
Nuveen Santa Barbara International Growth Fund (Class I)	(8.80)%
Nuveen Small Cap Select Fund (Class I)	3.71%
Nuveen Small Cap Value Fund (Class I)	4.32%
Nuveen Tactical Market Opportunities Fund (Class I)	6.94%
Nuveen Tradewinds International Value Fund (Class I)	(12.70)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	5.95%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class I)	6.09%
Nuveen High Income Bond Fund (Class I)	3.87%
Nuveen High Yield Municipal Bond Fund (Class I)	20.43%
Nuveen Inflation Protected Securities Fund (Class I)	14.01%
Nuveen Intermediate Term Bond Fund (Class I)	5.60%
Nuveen Symphony Credit Opportunities Fund (Class I)	6.79%
Nuveen Total Return Bond Fund (Class I)	6.58%

1	As a percentage of total investments (excluding investments in derivatives), as of February 29, 2012. Holdings are subject to change.

2	Rounds to less than 0.1%.

Nuveen Investments	21

Holding Summaries (continued) as of February 29, 2012

Nuveen Strategy Growth Allocation Fund

Holding	Weighting[1]
iShares S&P GSCI Commodity-Indexed Trust	3.1%
PowerShares DB Commodity Index Tracking Fund	1.0%
Total Non-Affiliated Commodity Funds	4.1%
Nuveen Dividend Value Fund (Class I)	5.2%
Nuveen Global Infrastructure Fund (Class I)	1.0%
Nuveen International Select Fund (Class I)	14.5%
Nuveen Large Cap Growth Opportunities Fund (Class I)	6.5%
Nuveen Large Cap Select Fund (Class I)	2.6%
Nuveen Large Cap Value Fund (Class I)	5.7%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.7%
Nuveen Mid Cap Value Fund (Class I)	2.0%
Nuveen NWQ Large-Cap Value Fund (Class I)	2.0%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	6.6%
Nuveen Real Estate Securities Fund (Class I)	4.0%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	5.2%
Nuveen Santa Barbara International Growth Fund (Class I)	2.9%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.1%
Nuveen Small Cap Select Fund (Class I)	0.1%
Nuveen Tactical Market Opportunities Fund (Class I)	7.6%
Nuveen Tradewinds International Value Fund (Class I)	3.0%
Nuveen Winslow Large-Cap Growth Fund (Class I)	3.1%
Total Affiliated Equity Funds	73.8%
Nuveen Core Bond Fund (Class I)	6.0%
Nuveen High Income Bond Fund (Class I)	1.9%
Nuveen High Yield Municipal Bond Fund (Class I)	2.9%
Nuveen Inflation Protected Securities Fund (Class I)[2]	—%
Nuveen Intermediate Term Bond Fund (Class I)	5.4%
Nuveen Symphony Credit Opportunities Fund (Class I)	1.2%
Nuveen Total Return Bond Fund (Class I)	3.6%
Total Affiliated Fixed Income Funds	21.0%
Total Short-Term Investments	1.1%
Total Investments	100.0%

Non-Affiliated Commodity Funds	1-Year Average Annual Total Returns as of 2/29/12
iShares S&P GSCI Commodity-Indexed Trust	(1.84)%
PowerShares DB Commodity Index Tracking Fund	(1.21)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	4.66%
Nuveen Global Infrastructure Fund (Class I)	3.01%
Nuveen International Select Fund (Class I)	(5.39)%
Nuveen Large Cap Growth Opportunities Fund (Class I)	5.16%
Nuveen Large Cap Select Fund (Class I)	(2.48)%
Nuveen Large Cap Value Fund (Class I)	(1.74)%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	3.80%
Nuveen Mid Cap Value Fund (Class I)	(4.69)%
Nuveen NWQ Large-Cap Value Fund (Class I)	(1.75)%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	3.00%
Nuveen Real Estate Securities Fund (Class I)	5.20%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	7.96%
Nuveen Santa Barbara International Growth Fund (Class I)	(8.80)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.74%
Nuveen Small Cap Select Fund (Class I)	3.71%
Nuveen Tactical Market Opportunities Fund (Class I)	6.94%
Nuveen Tradewinds International Value Fund (Class I)	(12.70)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	5.95%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class I)	6.09%
Nuveen High Income Bond Fund (Class I)	3.87%
Nuveen High Yield Municipal Bond Fund (Class I)	20.43%
Nuveen Inflation Protected Securities Fund (Class I)	14.01%
Nuveen Intermediate Term Bond Fund (Class I)	5.60%
Nuveen Symphony Credit Opportunities Fund (Class I)	6.79%
Nuveen Total Return Bond Fund (Class I)	6.58%

1	As a percentage of total investments (excluding investments in derivatives) as of February 29, 2012. Holdings are subject to change.

2	Rounds to less than 0.1%.

22	Nuveen Investments

Nuveen Strategy Balanced Allocation Fund

Holding	Weighting[1]
iShares S&P GSCI Commodity-Indexed Trust	2.5%
PowerShares DB Commodity Index Tracking Fund	0.4%
Total Non-Affiliated Commodity Funds	2.9%
Nuveen Dividend Value Fund (Class I)	4.3%
Nuveen Global Infrastructure Fund (Class I)	1.0%
Nuveen International Select Fund (Class I)	12.1%
Nuveen Large Cap Growth Opportunities Fund (Class I)	4.6%
Nuveen Large Cap Select Fund (Class I)	1.6%
Nuveen Large Cap Value Fund (Class I)	4.1%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.6%
Nuveen Mid Cap Value Fund (Class I)	1.6%
Nuveen NWQ Large-Cap Value Fund (Class I)	1.7%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	4.5%
Nuveen Real Estate Securities Fund (Class I)	3.1%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	4.3%
Nuveen Santa Barbara International Growth Fund (Class I)	2.5%
Nuveen Small Cap Growth Opportunities Fund (Class I)	0.1%
Nuveen Small Cap Select Fund (Class I)	0.1%
Nuveen Tactical Market Opportunities Fund (Class I)	6.5%
Nuveen Tradewinds International Value Fund (Class I)	2.5%
Nuveen Winslow Large-Cap Growth Fund (Class I)	2.5%
Total Affiliated Equity Funds	58.7%
Nuveen Core Bond Fund (Class I)	13.2%
Nuveen High Income Bond Fund (Class I)	2.3%
Nuveen High Yield Municipal Bond Fund (Class I)	3.5%
Nuveen Inflation Protected Securities Fund (Class I)[2]	—%
Nuveen Intermediate Term Bond Fund (Class I)	8.1%
Nuveen Symphony Credit Opportunities (Class I)	1.8%
Nuveen Total Return Bond Fund (Class I)	8.0%
Total Affiliated Fixed Income Funds	36.9%
Total Short-Term Investments	1.5%
Total Investments	100.0%

Non-Affiliated Commodity Funds	1-Year Average Annual Total Returns as of 2/29/12
iShares S&P GSCI Commodity-Indexed Trust	(1.84)%
PowerShares DB Commodity Index Tracking Fund	(1.21)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	4.66%
Nuveen Global Infrastructure Fund (Class I)	3.01%
Nuveen International Select Fund (Class I)	(5.39)%
Nuveen Large Cap Growth Opportunities Fund (Class I)	5.16%
Nuveen Large Cap Select Fund (Class I)	(2.48)%
Nuveen Large Cap Value Fund (Class I)	(1.74)%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	3.80%
Nuveen Mid Cap Value Fund (Class I)	4.69%
Nuveen NWQ Large-Cap Value Fund (Class I)	(1.75)%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	3.00%
Nuveen Real Estate Securities Fund (Class I)	5.20%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	7.96%
Nuveen Santa Barbara International Growth Fund (Class I)	(8.80)%
Nuveen Small Cap Growth Opportunities Fund (Class I)	3.74%
Nuveen Small Cap Select Fund (Class I)	3.71%
Nuveen Tactical Market Opportunities Fund (Class I)	6.94%
Nuveen Tradewinds International Value Fund (Class I)	(12.70)%
Nuveen Winslow Large-Cap Growth Fund (Class I)	5.95%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class I)	6.09%
Nuveen High Income Bond Fund (Class I)	3.87%
Nuveen High Yield Municipal Bond Fund (Class I)	20.43%
Nuveen Inflation Protected Securities Fund (Class I)	14.01%
Nuveen Intermediate Term Bond Fund (Class I)	5.60%
Nuveen Symphony Credit Opportunities Fund (Class I)	6.79%
Nuveen Total Return Bond Fund (Class I)	6.58%

1	As a percentage of total investments (excluding investments in derivatives) as of February 29, 2012. Holdings are subject to change.

2	Rounds to less than 0.1%.

Nuveen Investments	23

Holding Summaries (continued) as of February 29, 2012

Nuveen Strategy Conservative Allocation Fund

Holding	Weighting[1]
iShares S&P GSCI Commodity-Indexed Trust	1.0%
Total Non-Affiliated Commodity Funds	1.0%
Nuveen Dividend Value Fund (Class I)	2.7%
Nuveen Global Infrastructure Fund (Class I)	3.1%
Nuveen International Select Fund (Class I)	5.7%
Nuveen Large Cap Growth Opportunities Fund (Class I)	2.0%
Nuveen Large Cap Select Fund (Class I)	0.7%
Nuveen Large Cap Value Fund (Class I)	1.8%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	1.1%
Nuveen NWQ Large-Cap Value Fund (Class I)	1.0%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	2.1%
Nuveen Real Estate Securities Fund (Class I)	1.0%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	2.3%
Nuveen Santa Barbara International Growth Fund (Class I)	1.3%
Nuveen Small Cap Select Fund (Class I)	0.6%
Nuveen Tactical Market Opportunities Fund (Class I)	4.8%
Nuveen Tradewinds International Value Fund (Class I)	1.2%
Nuveen Winslow Large-Cap Growth Fund (Class I)	1.5%
Total Affiliated Equity Funds	32.9%
Nuveen Core Bond Fund (Class I)	30.6%
Nuveen High Income Bond Fund (Class I)	3.2%
Nuveen High Yield Municipal Bond Fund (Class I)	2.9%
Nuveen Inflation Protected Securities Fund (Class I)[2]	—%
Nuveen Intermediate Term Bond Fund (Class I)	12.7%
Nuveen Symphony Credit Opportunities Fund (Class I)	2.9%
Nuveen Total Return Bond Fund (Class I)	13.1%
Total Affiliated Fixed Income Funds	65.4%
Total Short-Term Investments	0.7%
Total Investments	100.0%

Non-Affiliated Commodity Funds	1-Year Average Annual Total Returns as of 2/29/12
iShares S&P GSCI Commodity-Indexed Trust	(1.84)%

Affiliated Equity Funds
Nuveen Dividend Value Fund (Class I)	4.66%
Nuveen Global Infrastructure Fund (Class I)	3.01%
Nuveen International Select Fund (Class I)	(5.39)%
Nuveen Large Cap Growth Opportunities Fund (Class I)	5.16%
Nuveen Large Cap Select Fund (Class I)	(2.48)%
Nuveen Large Cap Value Fund (Class I)	(1.74)%
Nuveen Mid Cap Growth Opportunities Fund (Class I)	3.80%
Nuveen NWQ Large-Cap Value Fund (Class I)	(1.75)%
Nuveen Quantitative Enhanced Core Equity Fund (Class I)	3.00%
Nuveen Real Estate Securities Fund (Class I)	5.20%
Nuveen Santa Barbara Dividend Growth Fund (Class I)	7.96%
Nuveen Santa Barbara International Growth Fund (Class I)	(8.80)%
Nuveen Small Cap Select Fund (Class I)	3.71%
Nuveen Tactical Market Opportunities Fund (Class I)	6.94%
Nuveen Tradewinds International Value Fund (Class I)	12.70%
Nuveen Winslow Large-Cap Growth Fund (Class I)	5.95%

Affiliated Fixed Income Funds
Nuveen Core Bond Fund (Class I)	6.09%
Nuveen High Income Bond Fund (Class I)	3.87%
Nuveen High Yield Municipal Bond Fund (Class I)	20.43%
Nuveen Inflation Protected Securities Fund (Class I)	14.01%
Nuveen Intermediate Term Bond Fund (Class I)	5.60%
Nuveen Symphony Credit Opportunities Fund (Class I)	6.79%
Nuveen Total Return Bond Fund (Class I)	6.58%

1	As a percentage of total investments (excluding investments in derivatives) as of February 29, 2012. Holdings are subject to change.
2	Rounds to less than 0.1%.

24	Nuveen Investments

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Strategy Aggressive Growth Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/29/12)	$1,082.80	$1,078.70	$1,078.90	$1,080.90	$1,084.60	$1,022.87	$1,019.14	$1,019.14	$1,021.63	$1,024.12
Expenses Incurred During Period	$2.07	$5.94	$5.94	$3.36	$0.78	$2.01	$5.77	$5.77	$3.27	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Strategy Growth Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/29/12)	$1,075.40	$1,071.50	$1,071.40	$1,074.40	$1,077.00	$1,022.87	$1,019.14	$1,019.14	$1,021.63	$1,024.12
Expenses Incurred During Period	$2.06	$5.92	$5.92	$3.35	$0.77	$2.01	$5.77	$5.77	$3.27	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Strategy Balanced Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/29/12)	$1,070.90	$1,067.70	$1,066.60	$1,069.10	$1,072.40	$1,022.87	$1,019.14	$1,019.14	$1,021.63	$1,024.12
Expenses Incurred During Period	$2.06	$5.91	$5.91	$3.34	$0.77	$2.01	$5.77	$5.77	$3.32	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Nuveen Investments	25

Expense Examples (continued)

Nuveen Strategy Conservative Allocation Fund

						Hypothetical Performance
	Actual Performance					(5% annualized return before expenses)
	A Shares	B Shares	C Shares	R3 Shares	I Shares	A Shares	B Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/11)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/29/12)	$1,053.90	$1,049.20	$1,049.20	$1,052.80	$1,055.40	$1,022.92	$1,019.19	$1,019.24	$1,021.68	$1,024.12
Expenses Incurred During Period	$2.04	$5.86	$5.86	$3.32	$0.77	$2.01	$5.77	$5.77	$3.27	$0.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .40%, 1.15%, 1.15%, .65% and ..15% for Classes A, B, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund

February 29, 2012

Shares	Description (1)				Value

	COMMODITY FUNDS – 5.0%

	Non-Affiliated Commodity Funds – 5.0%

86,157	iShares S&P GSCI Commodity-Indexed Trust, (2)				$3,090,452

72,032	PowerShares DB Commodity Index Tracking Fund, (2)				2,111,978
	Total Commodity Funds (cost $5,114,344)				5,202,430
	EQUITY FUNDS – 84.0%

	Affiliated Equity Funds – 84.0%

433,112	Nuveen Dividend Value Fund (Class I)				6,206,496

2,090,710	Nuveen International Select Fund (Class I)				19,464,512

237,286	Nuveen Large Cap Growth Opportunities Fund (Class I)				8,506,715

260,167	Nuveen Large Cap Select Fund (Class I), (2)				3,423,796

452,736	Nuveen Large Cap Value Fund (Class I)				7,184,925

32,128	Nuveen Mid Cap Growth Opportunities Fund (Class I)				1,489,138

74,606	Nuveen Mid Cap Value Fund (Class I)				1,770,411

116,262	Nuveen NWQ Large-Cap Value Fund (Class I)				2,134,575

342,357	Nuveen Quantitative Enhanced Core Equity Fund (Class I)				7,822,867

202,503	Nuveen Real Estate Securities Fund (Class I)				4,046,006

233,609	Nuveen Santa Barbara Dividend Growth Fund (Class I)				6,122,890

140,531	Nuveen Santa Barbara International Growth Fund (Class I)				3,960,176

8,291	Nuveen Small Cap Select Fund (Class I)				125,036

3,106	Nuveen Small Cap Value Fund (Class I), (2)				40,500

625,088	Nuveen Tactical Market Opportunities Fund (Class I)				6,988,483

171,023	Nuveen Tradewinds International Value Fund (Class I)				4,000,228

101,973	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)				3,466,055
	Total Equity Funds (cost $89,772,282)				86,752,809
	FIXED INCOME FUNDS – 9.2%

	Affiliated Fixed Income Funds – 9.2%

112,380	Nuveen Core Bond Fund (Class I)				1,309,233

173,033	Nuveen High Income Bond Fund (Class I)				1,526,151

100,216	Nuveen High Yield Municipal Bond Fund (Class I)				1,589,425

70	Nuveen Inflation Protected Securities Fund (Class I)				814

275,249	Nuveen Intermediate Term Bond Fund (Class I)				2,920,396

39,534	Nuveen Symphony Credit Opportunities Fund (Class I)				844,059

121,485	Nuveen Total Return Bond Fund (Class I)				1,324,190
	Total Fixed Income Funds (cost $9,168,549)				9,514,268

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%

	Money Market Funds – 0.7%

687,133	First American Treasury Obligations Fund, Class Z	0.000% (4)	N/A	N/A	$687,133

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.4%

$1,495	U.S. Treasury Bills, (5)	0.018%	3/01/12	Aaa	$1,495,000
	Total Short-Term Investments (cost $2,182,133)				2,182,133
	Total Investments (cost $106,237,308) – 100.3%				103,651,640
	Other Assets Less Liabilities – (0.3)% (6)				(314,497)
	Net Assets – 100%				$103,337,143

Investments in Derivatives at February 29, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	7	3/12	$567,000	$56,186
S&P 500	Long	22	3/12	7,504,200	641,512
S&P Mid Cap 400 E-Mini	Long	24	3/12	2,343,840	260,108
U.S. 5-Year Treasury Note	Short	(78)	6/12	(9,607,407)	(8,618)
U.S. 10-Year Treasury Note	Short	(3)	6/12	(392,859)	977
					$950,165

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of February 29, 2012.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at February 29, 2012.

N/A	Not Applicable.

See accompanying notes to financial statements.

28	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund

February 29, 2012

Shares	Description (1)				Value

	COMMODITY FUNDS – 4.1%

	Non-Affiliated Commodity Funds – 4.1%

138,810	iShares S&P GSCI Commodity-Indexed Trust, (2)				$4,979,115

55,429	PowerShares DB Commodity Index Tracking Fund, (2)				1,625,178
	Total Commodity Funds (cost $6,749,941)				6,604,293
	EQUITY FUNDS – 73.4%

	Affiliated Equity Funds – 73.4%

577,118	Nuveen Dividend Value Fund (Class I)				8,270,094

172,930	Nuveen Global Infrastructure Fund (Class I)				1,582,310

2,498,139	Nuveen International Select Fund (Class I)				23,257,670

292,242	Nuveen Large Cap Growth Opportunities Fund (Class I)				10,476,873

316,359	Nuveen Large Cap Select Fund (Class I), (2)				4,163,291

579,128	Nuveen Large Cap Value Fund (Class I)				9,190,755

59,906	Nuveen Mid Cap Growth Opportunities Fund (Class I)				2,776,625

135,192	Nuveen Mid Cap Value Fund (Class I)				3,208,109

174,793	Nuveen NWQ Large-Cap Value Fund (Class I)				3,209,205

459,366	Nuveen Quantitative Enhanced Core Equity Fund (Class I)				10,496,521

321,761	Nuveen Real Estate Securities Fund (Class I)				6,428,792

319,578	Nuveen Santa Barbara Dividend Growth Fund (Class I)				8,376,130

166,183	Nuveen Santa Barbara International Growth Fund (Class I)				4,683,034

3,842	Nuveen Small Cap Growth Opportunities Fund (Class I), (2)				94,909

13,566	Nuveen Small Cap Select Fund (Class I)				204,582

1,086,160	Nuveen Tactical Market Opportunities Fund (Class I)				12,143,264

205,748	Nuveen Tradewinds International Value Fund (Class I)				4,812,436

143,216	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)				4,867,919
	Total Equity Funds (cost $117,309,527)				118,242,519
	FIXED INCOME FUNDS – 20.9%

	Affiliated Fixed Income Funds – 20.9%

828,167	Nuveen Core Bond Fund (Class I)				9,648,142

336,926	Nuveen High Income Bond Fund (Class I)				2,971,683

294,126	Nuveen High Yield Municipal Bond Fund (Class I)				4,664,837

4,386	Nuveen Inflation Protected Securities Fund (Class I)				51,227

811,242	Nuveen Intermediate Term Bond Fund (Class I)				8,607,281

92,763	Nuveen Symphony Credit Opportunities Fund (Class I)				1,980,483

525,701	Nuveen Total Return Bond Fund (Class I)				5,730,138
	Total Fixed Income Funds (cost $32,543,817)				33,653,791

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1%

	U.S. Government and Agency Obligations – 1.1%

$1,800	U.S. Treasury Bills, (4)	0.018%	3/01/12	Aaa	$1,800,000
	Total Short-Term Investments (cost $1,800,000)				1,800,000
	Total Investments (cost $158,403,285) – 99.5%				160,300,603
	Other Assets Less Liabilities – 0.5% (5)				874,024
	Net Assets – 100%				$161,174,627

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Strategy Growth Allocation Fund (continued)

February 29, 2012

Investments in Derivatives at February 29, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Short	(5)	3/12	$(405,000)	$(13,976)
S&P 500	Long	31	3/12	10,574,100	904,876
S&P Mid Cap 400 E-Mini	Long	17	3/12	1,660,220	184,243
U.S. 5-Year Treasury Note	Short	(106)	6/12	(13,056,219)	(11,711)
					$1,063,432

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of February 29, 2012.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at February 29, 2012.

See accompanying notes to financial statements.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund

February 29, 2012

Shares	Description (1)				Value

	COMMODITY FUNDS – 2.9%

	Non-Affiliated Commodity Funds – 2.9%

269,258	iShares S&P GSCI Commodity-Indexed Trust, (2)				$9,658,284

45,622	PowerShares DB Commodity Index Tracking Fund, (2)				1,337,637
	Total Commodity Funds (cost $9,678,388)				10,995,921
	EQUITY FUNDS – 58.8%

	Affiliated Equity funds – 58.8%

1,141,811	Nuveen Dividend Value Fund (Class I)				16,362,149

425,576	Nuveen Global Infrastructure Fund (Class I)				3,894,025

4,931,434	Nuveen International Select Fund (Class I)				45,911,649

485,704	Nuveen Large Cap Growth Opportunities Fund (Class I)				17,412,503

468,511	Nuveen Large Cap Select Fund (Class I), (2)				6,165,601

973,991	Nuveen Large Cap Value Fund (Class I)				15,457,241

132,532	Nuveen Mid Cap Growth Opportunities Fund (Class I)				6,142,859

256,721	Nuveen Mid Cap Value Fund (Class I)				6,091,986

354,797	Nuveen NWQ Large-Cap Value Fund (Class I)				6,514,079

741,805	Nuveen Quantitative Enhanced Core Equity Fund (Class I)				16,950,236

580,645	Nuveen Real Estate Securities Fund (Class I)				11,601,282

626,237	Nuveen Santa Barbara Dividend Growth Fund (Class I)				16,413,664

331,590	Nuveen Santa Barbara International Growth Fund (Class I)				9,344,209

8,328	Nuveen Small Cap Growth Opportunities Fund (Class I), (2)				205,697

25,819	Nuveen Small Cap Select Fund (Class I)				389,356

2,186,185	Nuveen Tactical Market Opportunities Fund (Class I)				24,441,546

405,985	Nuveen Tradewinds International Value Fund (Class I)				9,495,982

278,716	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)				9,473,560
	Total Equity Funds (cost $200,511,681)				222,267,624
	FIXED INCOME FUNDS – 37.0%

	Affiliated Fixed Income Funds – 37.0%

4,311,387	Nuveen Core Bond Fund (Class I)				50,227,655

969,764	Nuveen High Income Bond Fund (Class I)				8,553,321

847,229	Nuveen High Yield Municipal Bond Fund (Class I)				13,437,054

2,616	Nuveen Inflation Protected Securities Fund (Class I)				30,552

2,877,830	Nuveen Intermediate Term Bond Fund (Class I)				30,533,781

326,997	Nuveen Symphony Credit Opportunities Fund (Class I)				6,981,396

2,769,698	Nuveen Total Return Bond Fund (Class I)				30,189,704
	Total Fixed Income Funds (cost $123,377,670)				139,953,463

Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 0.6%

2,367,631	First American Treasury Obligations Fund Class Z	0.000% (4)	N/A	N/A	$2,367,631

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Strategy Balanced Allocation Fund (continued)

February 29, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 0.9%

$3,390	U.S. Treasury Bills, (5)	0.018%	3/01/12	Aaa	$3,390,000
	Total Short-Term Investments (cost $5,757,631)				5,757,631
	Total Investments (cost $339,325,370) – 100.2%				378,974,639
	Other Assets Less Liabilities – (0.2)% (6)				(768,117)
	Net Assets – 100%				$378,206,522

Investments in Derivatives at February 29, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	11	3/12	$891,000	$88,292
S&P 500	Long	54	3/12	18,419,400	1,620,984
S&P Mid Cap 400 E-Mini	Long	38	3/12	3,711,080	411,838
U.S. 5-Year Treasury Note	Short	(165)	6/12	(20,323,360)	(18,230)
					$2,102,884

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of February 29, 2012.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at February 29, 2012.

N/A	Not Applicable.

See accompanying notes to financial statements.

32	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund

February 29, 2012

Shares	Description (1)				Value

	COMMODITY FUNDS – 1.1%

	Non-Affiliated Commodity Funds – 1.1%

40,801	iShares S&P GSCI Commodity-Indexed Trust, (2)				$1,463,532
	Total Commodity Funds (cost $1,666,885)				1,463,532
	EQUITY FUNDS – 33.0%

	Affiliated Equity Funds – 33.0%

269,565	Nuveen Dividend Value Fund (Class I)				3,862,871

477,236	Nuveen Global Infrastructure Fund (Class I)				4,366,714

872,615	Nuveen International Select Fund (Class I)				8,124,043

78,381	Nuveen Large Cap Growth Opportunities Fund (Class I)				2,809,970

79,242	Nuveen Large Cap Select Fund (Class I), (2)				1,042,823

156,596	Nuveen Large Cap Value Fund (Class I)				2,485,174

33,209	Nuveen Mid Cap Growth Opportunities Fund (Class I)				1,539,255

75,740	Nuveen NWQ Large-Cap Value Fund (Class I)				1,390,577

132,769	Nuveen Quantitative Enhanced Core Equity Fund (Class I)				3,033,773

72,179	Nuveen Real Estate Securities Fund (Class I)				1,442,142

126,728	Nuveen Santa Barbara Dividend Growth Fund (Class I)				3,321,539

63,281	Nuveen Santa Barbara International Growth Fund (Class I)				1,783,256

52,177	Nuveen Small Cap Select Fund (Class I)				786,828

603,043	Nuveen Tactical Market Opportunities Fund (Class I)				6,742,021

71,612	Nuveen Tradewinds International Value Fund (Class I)				1,675,005

61,651	Nuveen Winslow Large-Cap Growth Fund (Class I), (2)				2,095,503
	Total Equity Funds (cost $44,138,065)				46,501,494
	FIXED INCOME FUNDS – 65.4%

	Affiliated Fixed Income Funds – 65.4%

3,714,218	Nuveen Core Bond Fund (Class I)				43,270,635

509,408	Nuveen High Income Bond Fund (Class I)				4,492,982

254,054	Nuveen High Yield Municipal Bond Fund (Class I)				4,029,291

155	Nuveen Inflation Protected Securities Fund (Class I)				1,808

1,692,114	Nuveen Intermediate Term Bond Fund (Class I)				17,953,328

195,276	Nuveen Symphony Credit Opportunities Fund (Class I)				4,169,149

1,705,235	Nuveen Total Return Bond Fund (Class I)				18,587,060
	Total Fixed Income Funds (cost $88,145,073)				92,504,253

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7%

	Money Market Funds – 0.4%

653,159	First American Treasury Obligations Fund Class Z	0.000% (4)	N/A	N/A	$653,159
	U.S. Government and Agency Obligations – 0.3%

$380	U.S. Treasury Bills, (5)	0.018%	3/01/12	Aaa	380,000
	Total Short-Term Investments (cost $1,033,159)				1,033,159
	Total Investments (cost $134,983,182) – 100.2%				141,502,438
	Other Assets Less Liabilities – (0.2)% (6)				(325,952)
	Net Assets – 100%				$141,176,486

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Strategy Conservative Allocation Fund (continued)

February 29, 2012

Investments in Derivatives at February 29, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini	Long	9	3/12	$729,000	$72,238
S&P 500	Long	2	3/12	682,200	47,192
U.S. 5-Year Treasury Note	Short	(11)	6/12	(1,354,891)	(1,215)
					$118,215

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day effective yield as of February 29, 2012.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of February 29, 2012.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at February 29, 2012.

N/A	Not Applicable.

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of Assets & Liabilities (Unaudited)

February 29, 2012

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Assets
Affiliated investments, at value (cost $98,940,831, $149,853,344, $323,889,351 and $132,283,138, respectively)	$96,267,077	$151,896,310	$362,221,087	$139,005,747
Non-affiliated investments, at value (cost $7,296,477, $8,549,941, $15,436,019 and $2,700,044, respectively)	7,384,563	8,404,293	16,753,552	2,496,691
Receivables:
Dividends	40,690	130,985	514,529	328,362
From Adviser	23,879	29,623	29,065	10,213
Investments sold	—	1,550,000	—	150,000
Shares sold	121,994	143,122	188,884	159,137
Other assets	106	149	10,331	16,657
Total assets	103,838,309	162,154,482	379,717,448	142,166,807
Liabilities
Cash overdraft	—	553,647	—	—
Payables:
Dividends	—	—	—	67,516
Investments purchased	40,690	130,985	514,529	328,362
Shares redeemed	300,478	82,615	364,017	283,483
Variation margin on futures contracts	44,805	34,603	97,366	13,694
Accrued expenses:
12b-1 distribution and service fees	23,924	39,479	71,993	39,795
Other	91,269	138,526	463,021	257,471
Total liabilities	501,166	979,855	1,510,926	990,321
Net assets	$103,337,143	$161,174,627	$378,206,522	$141,176,486
Class A Shares
Net assets	$51,915,419	$84,881,610	$191,968,650	$79,145,110
Shares outstanding	3,990,287	7,385,028	17,987,372	6,978,829
Net asset value per share	$13.01	$11.49	$10.67	$11.34
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$13.80	$12.19	$11.32	$12.03
Class B Shares
Net assets	$2,571,775	$5,619,646	$6,524,177	$4,517,396
Shares outstanding	203,983	499,964	620,309	401,018
Net asset value and offering price per share	$12.61	$11.24	$10.52	$11.26
Class C Shares
Net assets	$12,532,938	$19,503,167	$34,171,433	$24,869,173
Shares outstanding	996,443	1,733,694	3,246,898	2,206,311
Net asset value and offering price per share	$12.58	$11.25	$10.52	$11.27
Class R3 Shares
Net assets	$4,541,449	$6,897,203	$5,603,194	$2,273,437
Shares outstanding	352,783	606,882	530,405	200,902
Net asset value and offering price per share	$12.87	$11.36	$10.56	$11.32
Class I Shares
Net assets	$31,775,562	$44,273,001	$139,939,068	$30,371,370
Shares outstanding	2,437,672	3,838,161	13,144,327	2,679,431
Net asset value and offering price per share	$13.04	$11.53	$10.65	$11.34
Net assets consist of:
Capital paid-in	$109,208,116	$156,186,315	$340,098,488	$137,898,755
Undistributed (Over-distribution of) net investment income	787,423	1,115,496	4,130,204	659,589
Accumulated net realized gain (loss)	(5,022,893)	912,066	(7,774,323)	(4,019,329)
Net unrealized appreciation (depreciation)	(1,635,503)	2,960,750	41,752,153	6,637,471
Net assets	$103,337,143	$161,174,627	$378,206,522	$141,176,486
Authorized shares(1)	10 Billion	10 Billion	10 Billion	10 Billion
Par value per share	$0.01	$0.01	$0.01	$0.01
(1)	– Class R3 is authorized to issue 20 billion shares.

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Operations (Unaudited)

Six Months Ended February 29, 2012

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Investment Income
Dividends from affiliated investments	$1,010,927	$1,834,700	$4,484,091	$1,666,264
Interest from non-affiliated investments	324	389	739	82
Securities lending income	—	—	106	—
Total investment income	1,011,251	1,835,089	4,484,936	1,666,346
Expenses
Management fees	48,686	76,254	163,122	49,638
12b-1 service fees – Class A	61,311	100,643	203,542	63,129
12b-1 distribution and service fees – Class B	12,655	27,941	28,483	20,258
12b-1 distribution and service fees – Class C	59,378	93,098	122,589	79,532
12b-1 distribution and service fees – Class R3	10,431	16,318	11,487	5,686
Shareholders’ servicing agent fees and expenses	97,871	138,374	225,472	55,575
Custodian’s fees and expenses	13,564	18,425	30,528	12,296
Directors’ fees and expenses	270	307	395	204
Professional fees	11,167	14,050	16,553	6,614
Shareholders’ reports – printing and mailing expenses	23,211	33,449	46,886	16,142
Federal and state registration fees	21,998	22,334	22,574	21,274
Other expenses	9,270	9,469	9,879	9,232
Total expenses before expense reimbursement	369,812	550,662	881,510	339,580
Expense reimbursement	(153,010)	(198,281)	(270,681)	(96,512)
Net expenses	216,802	352,381	610,829	243,068
Net investment income (loss)	794,449	1,482,708	3,874,107	1,423,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Affiliated investments	(403,977)	970,215	3,266,349	1,064,561
Non-affiliated investments	25,791	3,604	12,094	—
Distributions from affiliated investment company shares	888,103	1,233,142	1,996,047	362,573
Futures contracts	(150,022)	(237,910)	(498,524)	36,266
Total net realized gain (loss)	359,895	1,969,051	4,775,966	1,463,400
Change in net unrealized appreciation (depreciation) of:
Affiliated investments	5,334,854	6,330,108	11,672,863	3,040,422
Non-affiliated investments	13,167	101,893	360,035	75,721
Futures contracts	1,298,680	1,553,478	3,081,902	162,898
Total change in net unrealized appreciation (depreciation)	6,646,701	7,985,479	15,114,800	3,279,041
Net realized and unrealized gain (loss)	7,006,596	9,954,530	19,890,766	4,742,441
Net increase (decrease) in net assets from operations	$7,801,045	$11,437,238	$23,764,873	$6,165,719

See accompanying notes to financial statements.

36	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Strategy Aggressive Growth Allocation		Strategy Growth Allocation
	Six Months Ended 2/29/12	Year Ended 8/31/11	Six Months Ended 2/29/12	Year Ended 8/31/11
Operations
Net investment income (loss)	$794,449	$755,684	$1,482,708	$1,908,849
Total net realized gain (loss)	359,895	7,717,597	1,969,051	14,675,256
Total change in net unrealized appreciation (depreciation)	6,646,701	12,103,626	7,985,479	7,099,474
Net increase (decrease) in net assets from operations	7,801,045	20,576,907	11,437,238	23,683,579
Distributions to Shareholders
From net investment income:
Class A	(338,779)	(862,505)	(1,207,369)	(1,897,605)
Class B	—	(28,986)	(40,591)	(101,601)
Class C	—	(125,258)	(137,382)	(315,962)
Class R3(1)	(17,701)	(60,980)	(80,880)	(120,285)
Class I(1)	(283,912)	(597,384)	(731,573)	(816,185)
From accumulated net realized gains:
Class A	—	—	(580,245)	—
Class B	—	—	(40,908)	—
Class C	—	—	(137,820)	—
Class R3(1)	—	—	(46,881)	—
Class I(1)	—	—	(299,695)	—
Decrease in net assets from distributions to shareholders	(640,392)	(1,675,113)	(3,303,344)	(3,251,638)
Fund Share Transactions
Fund reorganization	—	—	—	—
Proceeds from sale of shares	6,074,954	20,847,867	10,586,189	42,560,737
Proceeds from shares issued to shareholders due to reinvestment of distributions	495,607	1,361,515	2,776,866	2,931,724
	6,570,561	22,209,382	13,363,055	45,492,461
Cost of shares redeemed	(11,425,976)	(74,526,168)	(16,491,165)	(94,943,478)
Net increase (decrease) in net assets from Fund share transactions	(4,855,415)	(52,316,786)	(3,128,110)	(49,451,017)
Net increase (decrease) in net assets	2,305,238	(33,414,992)	5,005,784	(29,019,076)
Net assets at the beginning of period	101,031,905	134,446,897	156,168,843	185,187,919
Net assets at the end of period	$103,337,143	$101,031,905	$161,174,627	$156,168,843
Undistributed (Over-distribution of) net investment income at the end of period	$787,423	$633,366	$1,115,496	$1,830,583
(1)	– Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

See accompanying notes to financial statements.

Nuveen Investments	37

	Strategy Balanced Allocation		Strategy Conservative Allocation
	Six Months Ended 2/29/12	Year Ended 8/31/11	Six Months Ended 2/29/12	Year Ended 8/31/11
Operations
Net investment income (loss)	$3,874,107	$6,294,830	$1,423,278	$2,395,435
Total net realized gain (loss)	4,775,966	22,889,526	1,463,400	9,508,041
Total change in net unrealized appreciation (depreciation)	15,114,800	17,477,194	3,279,041	(3,625,334)
Net increase (decrease) in net assets from operations	23,764,873	46,661,550	6,165,719	8,278,142
Distributions to Shareholders
From net investment income:
Class A	(1,169,917)	(1,961,021)	(656,148)	(1,016,417)
Class B	(20,173)	(29,066)	(33,849)	(71,282)
Class C	(82,660)	(89,990)	(141,847)	(208,157)
Class R3(1)	(27,393)	(35,325)	(24,890)	(42,392)
Class I(1)	(1,107,024)	(2,231,350)	(362,065)	(707,039)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R3(1)	—	—	—	—
Class I(1)	—	—	—	—
Decrease in net assets from distributions to shareholders	(2,407,167)	(4,346,752)	(1,218,799)	(2,045,287)
Fund Share Transactions
Fund reorganization	44,487,412	—	46,822,360	—
Proceeds from sale of shares	16,745,150	55,392,710	12,235,353	24,585,413
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,200,190	4,017,128	923,651	1,655,815
	63,432,752	59,409,838	59,981,364	26,241,228
Cost of shares redeemed	(34,901,397)	(181,979,366)	(12,983,421)	(56,697,913)
Net increase (decrease) in net assets from Fund share transactions	28,531,355	(122,569,528)	46,997,943	(30,456,685)
Net increase (decrease) in net assets	49,889,061	(80,254,730)	51,944,863	(24,223,830)
Net assets at the beginning of period	328,317,461	408,572,191	89,231,623	113,455,453
Net assets at the end of period	$378,206,522	$328,317,461	$141,176,486	$89,231,623
Undistributed (Over-distribution of) net investment income at the end of period	$4,130,204	$2,663,264	$659,589	$455,110
(1)	– Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

See accompanying notes to financial statements.

38	Nuveen Investments

Financial Highlights (Unaudited)

Nuveen Investments	39

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations				Less Distributions

STRATEGY AGGRESSIVE GROWTH ALLOCATION

Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value
CLASS A (9/01)
2012(f)	$12.10	$.10		$.89	$.99	$(.08)	$—	$(.08)	$13.01
2011	10.56	.09		1.64	1.73	(.19)	—	(.19)	12.10
2010	10.21	.09		.39	.48	(.13)	—	(.13)	10.56
2009	12.37	.12		(2.25)	(2.13)	—	(.03)	(.03)	10.21
2008	13.50	.43		(1.13)	(.70)	(.43)	—	(.43)	12.37
2007	11.92	.17		1.66	1.83	(.25)	—	(.25)	13.50
CLASS B (9/01)
2012(f)	11.69	.05		.87	.92	—	—	—	12.61
2011	10.20	—	***	1.59	1.59	(.10)	—	(.10)	11.69
2010	9.88	.01		.37	.38	(.06)	—	(.06)	10.20
2009	12.06	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.88
2008	13.19	.30		(1.07)	(.77)	(.36)	—	(.36)	12.06
2007	11.71	.06		1.64	1.70	(.22)	—	(.22)	13.19
CLASS C (9/01)
2012(f)	11.66	.05		.87	.92	—	—	—	12.58
2011	10.19	(.01)		1.60	1.59	(.12)	—	(.12)	11.66
2010	9.89	—	***	.38	.38	(.08)	—	(.08)	10.19
2009	12.07	.05		(2.20)	(2.15)	—	(.03)	(.03)	9.89
2008	13.20	.27		(1.04)	(.77)	(.36)	—	(.36)	12.07
2007	11.72	.06		1.63	1.69	(.21)	—	(.21)	13.20
CLASS R3 (10/96)(e)
2012(f)	11.96	.08		.88	.96	(.05)	—	(.05)	12.87
2011	10.44	.06		1.64	1.70	(.18)	—	(.18)	11.96
2010	10.12	.05		.39	.44	(.12)	—	(.12)	10.44
2009	12.29	.09		(2.23)	(2.14)	—	(.03)	(.03)	10.12
2008	13.42	.34		(1.07)	(.73)	(.40)	—	(.40)	12.29
2007	11.87	.10		1.69	1.79	(.24)	—	(.24)	13.42
CLASS I (9/01)(e)
2012(f)	12.14	.12		.90	1.02	(.12)	—	(.12)	13.04
2011	10.59	.10		1.67	1.77	(.22)	—	(.22)	12.14
2010	10.24	.11		.39	.50	(.15)	—	(.15)	10.59
2009	12.38	.15		(2.26)	(2.11)	—	(.03)	(.03)	10.24
2008	13.51	.45		(1.12)	(.67)	(.46)	—	(.46)	12.38
2007	11.92	.20		1.65	1.85	(.26)	—	(.26)	13.51

40	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(d)
Total Return(c)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

8.28%	$51,915	.71	%*	1.36	%*	.40	%*	1.67	%*	22%
16.38	51,004	.65		.45		.40		.70		43
4.64	46,829	.61		.59		.40		.80		29
(17.16)	42,509	.68		1.09		.40		1.37		35
(5.41)	50,241	.60		3.05		.40		3.25		45
15.51	57,337	.61		1.13		.40		1.34		50

7.87	2,572	1.46	*	.60	*	1.15	*	.92	*	22
15.56	2,768	1.40		(.27)		1.15		(.02)		43
3.78	3,211	1.36		(.12)		1.15		.09		29
(17.77)	3,728	1.43		.35		1.15		.63		35
(6.06)	5,304	1.35		2.13		1.15		2.33		45
14.60	4,806	1.36		.30		1.15		.51		50

7.89	12,533	1.46	*	.63	*	1.15	*	.95	*	22
15.55	12,249	1.40		(.31)		1.15		(.06)		43
3.76	10,723	1.36		(.21)		1.15		—	**	29
(17.75)	7,712	1.43		.26		1.15		.54		35
(6.04)	6,232	1.35		1.88		1.15		2.08		45
14.58	3,828	1.36		.30		1.15		.51		50

8.09	4,541	.97	*	1.07	*	.65	*	1.39	*	22
16.21	4,294	.91		.19		.65		.45		43
4.24	3,151	.86		.26		.65		.47		29
(17.35)	1,885	.93		.73		.65		1.01		35
(5.60)	1,269	.85		2.42		.65		2.62		45
15.21	725	.86		.58		.65		.79		50

8.46	31,776	.46	*	1.62	*	.15	*	1.93	*	22
16.68	30,717	.39		.55		.15		.79		43
4.84	70,533	.36		.83		.15		1.04		29
(16.98)	62,331	.43		1.36		.15		1.64		35
(5.17)	74,345	.35		3.20		.15		3.40		45
15.74	68,935	.36		1.30		.15		1.51		50
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After expense reimbursement from the Adviser, where applicable.
(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.
(f)	For the six months ended February 29, 2012.
*	Annualized.
**	Rounds to less than .01%.
***	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	41

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY GROWTH ALLOCATION

Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value
Class A (9/01)
2012(f)	$10.93	$.11	$.69	$.80	$(.16)	$(.08)	$(.24)	$11.49
2011	9.76	.14	1.28	1.42	(.25)	—	(.25)	10.93
2010	9.40	.14	.42	.56	(.20)	—	(.20)	9.76
2009	11.72	.19	(1.87)	(1.68)	—	(.64)	(.64)	9.40
2008	12.87	.45	(.97)	(.52)	(.45)	(.18)	(.63)	11.72
2007	11.57	.22	1.32	1.54	(.24)	—	(.24)	12.87
Class B (9/01)
2012(f)	10.65	.07	.68	.75	(.08)	(.08)	(.16)	11.24
2011	9.50	.05	1.26	1.31	(.16)	—	(.16)	10.65
2010	9.17	.07	.39	.46	(.13)	—	(.13)	9.50
2009	11.53	.13	(1.85)	(1.72)	—	(.64)	(.64)	9.17
2008	12.68	.34	(.94)	(.60)	(.37)	(.18)	(.55)	11.53
2007	11.46	.12	1.30	1.42	(.20)	—	(.20)	12.68
Class C (9/01)
2012(f)	10.66	.07	.68	.75	(.08)	(.08)	(.16)	11.25
2011	9.52	.05	1.26	1.31	(.17)	—	(.17)	10.66
2010	9.21	.06	.40	.46	(.15)	—	(.15)	9.52
2009	11.57	.12	(1.84)	(1.72)	—	(.64)	(.64)	9.21
2008	12.73	.32	(.93)	(.61)	(.37)	(.18)	(.55)	11.57
2007	11.49	.12	1.32	1.44	(.20)	—	(.20)	12.73
Class R3 (10/96)(e)
2012(f)	10.79	.09	.69	.78	(.13)	(.08)	(.21)	11.36
2011	9.64	.11	1.27	1.38	(.23)	—	(.23)	10.79
2010	9.32	.11	.40	.51	(.19)	—	(.19)	9.64
2009	11.65	.16	(1.85)	(1.69)	—	(.64)	(.64)	9.32
2008	12.80	.37	(.92)	(.55)	(.42)	(.18)	(.60)	11.65
2007	11.53	.15	1.35	1.50	(.23)	—	(.23)	12.80
Class I (9/01)(e)
2012(f)	10.98	.12	.70	.82	(.19)	(.08)	(.27)	11.53
2011	9.80	.15	1.30	1.45	(.27)	—	(.27)	10.98
2010	9.44	.17	.41	.58	(.22)	—	(.22)	9.80
2009	11.74	.21	(1.87)	(1.66)	—	(.64)	(.64)	9.44
2008	12.88	.48	(.96)	(.48)	(.48)	(.18)	(.66)	11.74
2007	11.58	.25	1.30	1.55	(.25)	—	(.25)	12.88

42	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(d)

Total Return(c)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

7.54%	$84,882	.66	%*	1.74	%*	.40	%*	2.00	%*	23%
14.46	82,189	.61		1.01		.40		1.22		45
5.84	75,101	.56		1.24		.40		1.40		25
(13.07)	63,942	.62		2.05		.40		2.27		42
(4.36)	65,193	.56		3.42		.40		3.58		42
13.45	67,433	.58		1.58		.40		1.76		58

7.15	5,620	1.41	*	.99	*	1.15	*	1.25	*	23
13.73	6,019	1.36		.27		1.15		.48		45
4.92	6,682	1.31		.56		1.15		.72		25
(13.66)	7,692	1.37		1.34		1.15		1.56		42
(5.05)	10,239	1.31		2.61		1.15		2.77		42
12.47	9,765	1.33		.77		1.15		.95		58

7.14	19,503	1.41	*	1.00	*	1.15	*	1.26	*	23
13.77	19,356	1.36		.25		1.15		.47		45
4.87	16,862	1.31		.48		1.15		.64		25
(13.61)	12,428	1.37		1.25		1.15		1.47		42
(5.08)	8,771	1.31		2.44		1.15		2.60		42
12.61	6,304	1.33		.76		1.15		.94		58

7.44	6,897	.91	*	1.48	*	.65	*	1.75	*	23
14.24	6,728	.87		.74		.65		.96		45
5.36	4,831	.81		.94		.65		1.10		25
(13.24)	2,335	.87		1.71		.65		1.93		42
(4.58)	1,403	.81		2.88		.65		3.04		42
13.15	716	.83		1.03		.65		1.21		58

7.70	44,273	.41	*	2.00	*	.15	*	2.26	*	23
14.76	41,877	.35		1.13		.15		1.33		45
6.02	81,712	.31		1.52		.15		1.68		25
(12.86)	75,759	.37		2.31		.15		2.53		42
(4.03)	84,410	.31		3.64		.15		3.80		42
13.58	88,341	.33		1.81		.15		1.99		58
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After expense reimbursement from the Adviser, where applicable.
(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.
(f)	For the six months ended February 29,2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	43

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY BALANCED ALLOCATION

Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value
Class A (9/01)
2012(f)	$10.04	$.12	$.58	$.70	$(.07)	$—	$(.07)	$10.67
2011	9.04	.17	.95	1.12	(.12)	—	(.12)	10.04
2010	8.60	.19	.47	.66	(.22)	—	(.22)	9.04
2009	10.48	.28	(1.46)	(1.18)	(.24)	(.46)	(.70)	8.60
2008	11.99	.43	(.79)	(.36)	(.48)	(.67)	(1.15)	10.48
2007	10.96	.26	1.00	1.26	(.23)	—	(.23)	11.99
Class B (9/01)
2012(f)	9.89	.08	.59	.67	(.04)	—	(.04)	10.52
2011	8.91	.10	.92	1.02	(.04)	—	(.04)	9.89
2010	8.49	.12	.47	.59	(.17)	—	(.17)	8.91
2009	10.36	.22	(1.44)	(1.22)	(.19)	(.46)	(.65)	8.49
2008	11.87	.34	(.78)	(.44)	(.40)	(.67)	(1.07)	10.36
2007	10.89	.17	.99	1.16	(.18)	—	(.18)	11.87
Class C (9/01)
2012(f)	9.90	.08	.58	.66	(.04)	—	(.04)	10.52
2011	8.91	.09	.94	1.03	(.04)	—	(.04)	9.90
2010	8.50	.11	.47	.58	(.17)	—	(.17)	8.91
2009	10.38	.23	(1.46)	(1.23)	(.19)	(.46)	(.65)	8.50
2008	11.88	.33	(.76)	(.43)	(.40)	(.67)	(1.07)	10.38
2007	10.90	.17	1.00	1.17	(.19)	—	(.19)	11.88
Class R3 (10/96)(e)
2012(f)	9.94	.10	.58	.68	(.06)	—	(.06)	10.56
2011	8.95	.14	.94	1.08	(.09)	—	(.09)	9.94
2010	8.52	.15	.48	.63	(.20)	—	(.20)	8.95
2009	10.40	.25	(1.44)	(1.19)	(.23)	(.46)	(.69)	8.52
2008	11.91	.39	(.77)	(.38)	(.46)	(.67)	(1.13)	10.40
2007	10.91	.20	1.02	1.22	(.22)	—	(.22)	11.91
Class I (9/01)(e)
2012(f)	10.02	.13	.59	.72	(.09)	—	(.09)	10.65
2011	9.02	.19	.95	1.14	(.14)	—	(.14)	10.02
2010	8.57	.21	.48	.69	(.24)	—	(.24)	9.02
2009	10.46	.30	(1.47)	(1.17)	(.26)	(.46)	(.72)	8.57
2008	11.96	.46	(.78)	(.32)	(.51)	(.67)	(1.18)	10.46
2007	10.94	.28	1.00	1.28	(.26)	—	(.26)	11.96

44	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(d)
Total Return(c)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

7.09%	$191,969	.57	%*	2.19	%*	.40	%*	2.35	%*	25%
12.32	161,839	.53		1.56		.40		1.69		34
7.64	161,798	.48		1.95		.39		2.04		24
(9.87)	156,820	.48		3.49		.40		3.57		67
(3.58)	119,109	.47		3.76		.40		3.83		34
11.66	124,565	.49		2.17		.40		2.26		64

6.77	6,524	1.32	*	1.42	*	1.15	*	1.58	*	25
11.43	6,009	1.28		.83		1.15		.96		34
6.87	7,603	1.23		1.24		1.14		1.33		24
(10.57)	10,374	1.23		2.80		1.15		2.88		67
(4.33)	9,299	1.22		2.99		1.15		3.06		34
10.80	9,017	1.24		1.35		1.15		1.44		64

6.66	34,171	1.32	*	1.39	*	1.15	*	1.56	*	25
11.57	22,493	1.29		.79		1.15		.93		34
6.81	18,241	1.23		1.16		1.14		1.25		24
(10.62)	12,754	1.23		2.87		1.15		2.95		67
(4.22)	10,090	1.22		2.91		1.15		2.98		34
10.80	6,910	1.24		1.37		1.15		1.46		64

6.91	5,603	.82	*	1.96	*	.65	*	2.13	*	25
12.06	4,253	.79		1.25		.65		1.39		34
7.40	2,962	.73		1.57		.64		1.66		24
(10.17)	1,640	.73		3.16		.65		3.24		67
(3.81)	1,193	.72		3.40		.65		3.47		34
11.27	801	.74		1.60		.65		1.69		64

7.24	139,939	.32	*	2.44	*	.15	*	2.61	*	25
12.63	133,723	.27		1.75		.15		1.88		34
7.98	217,968	.23		2.18		.14		2.27		24
(9.77)	191,272	.23		3.73		.15		3.81		67
(3.26)	154,485	.22		4.00		.15		4.07		34
11.87	166,619	.24		2.35		.15		2.44		64
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After expense reimbursement from the Adviser, where applicable.
(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.
(f)	For the six months ended February 29, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

STRATEGY CONSERVATIVE ALLOCATION

Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Return of Capital		Total	Ending Net Asset Value
Class A (9/01)
2012(f)	$10.89	$.16	$.42	$.58	$(.13)	$—	$—		$(.13)	$11.34
2011	10.27	.28	.58	.86	(.24)	—	—		(.24)	10.89
2010	9.64	.31	.65	.96	(.33)	—	—	**	(.33)	10.27
2009	10.68	.42	(.74)	(.32)	(.46)	(.25)	(.01)		(.72)	9.64
2008	11.73	.48	(.60)	(.12)	(.57)	(.36)	—		(.93)	10.68
2007	11.40	.37	.51	.88	(.34)	(.21)	—		(.55)	11.73
Class B (9/01)
2012(f)	10.82	.12	.41	.53	(.09)	—	—		(.09)	11.26
2011	10.20	.20	.58	.78	(.16)	—	—		(.16)	10.82
2010	9.58	.24	.63	.87	(.25)	—	—	**	(.25)	10.20
2009	10.61	.35	(.73)	(.38)	(.39)	(.25)	(.01)		(.65)	9.58
2008	11.66	.40	(.61)	(.21)	(.48)	(.36)	—		(.84)	10.61
2007	11.34	.28	.51	.79	(.26)	(.21)	—		(.47)	11.66
Class C (9/01)
2012(f)	10.83	.12	.41	.53	(.09)	—	—		(.09)	11.27
2011	10.21	.20	.58	.78	(.16)	—	—		(.16)	10.83
2010	9.59	.23	.64	.87	(.25)	—	—	**	(.25)	10.21
2009	10.63	.33	(.71)	(.38)	(.40)	(.25)	(.01)		(.66)	9.59
2008	11.68	.39	(.59)	(.20)	(.49)	(.36)	—		(.85)	10.63
2007	11.36	.28	.51	.79	(.26)	(.21)	—		(.47)	11.68
Class R3 (10/96)(e)
2012(f)	10.87	.15	.42	.57	(.12)	—	—		(.12)	11.32
2011	10.25	.25	.59	.84	(.22)	—	—		(.22)	10.87
2010	9.62	.29	.64	.93	(.30)	—	—	**	(.30)	10.25
2009	10.66	.40	(.74)	(.34)	(.44)	(.25)	(.01)		(.70)	9.62
2008	11.71	.46	(.61)	(.15)	(.54)	(.36)	—		(.90)	10.66
2007	11.39	.34	.51	.85	(.32)	(.21)	—		(.53)	11.71
Class I (9/01)(e)
2012(f)	10.89	.18	.42	.60	(.15)	—	—		(.15)	11.34
2011	10.26	.30	.60	.90	(.27)	—	—		(.27)	10.89
2010	9.64	.34	.63	.97	(.35)	—	—	**	(.35)	10.26
2009	10.68	.44	(.73)	(.29)	(.49)	(.25)	(.01)		(.75)	9.64
2008	11.73	.51	(.60)	(.09)	(.60)	(.36)	—		(.96)	10.68
2007	11.40	.39	.52	.91	(.37)	(.21)	—		(.58)	11.73

46	Nuveen Investments

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(d)
Total Return(c)	Ending Net Assets (000)	Expenses		Net Invest- ment Income (Loss)		Expenses		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

5.39%	$79,145	.60	%*	2.75	%*	.40	%*	2.94	%*	16%
8.39	44,341	.62		2.35		.40		2.57		34
10.01	45,233	.67		2.79		.40		3.06		18
(1.76)	34,653	.79		4.34		.40		4.73		63
(1.27)	30,926	.73		3.89		.40		4.22		20
7.89	30,580	.77		2.83		.40		3.20		71

4.92	4,517	1.35	*	2.04	*	1.15	*	2.23	*	16
7.66	4,305	1.37		1.60		1.15		1.83		34
9.15	5,137	1.42		2.09		1.15		2.36		18
(2.52)	5,322	1.54		3.57		1.15		3.96		63
(2.01)	4,301	1.48		3.16		1.15		3.49		20
7.07	4,131	1.52		2.07		1.15		2.44		71

4.92	24,869	1.35	*	2.00	*	1.15	*	2.20	*	16
7.66	13,757	1.37		1.60		1.15		1.83		34
9.17	13,238	1.42		2.01		1.15		2.28		18
(2.51)	8,642	1.54		3.40		1.15		3.79		63
(1.99)	3,558	1.48		3.15		1.15		3.48		20
7.05	2,914	1.52		2.06		1.15		2.43		71

5.28	2,273	.85	*	2.52	*	.65	*	2.72	*	16
8.17	2,394	.87		2.10		.65		2.32		34
9.76	1,695	.92		2.53		.65		2.80		18
(2.05)	760	1.04		4.13		.65		4.52		63
(1.50)	798	.98		3.69		.65		4.02		20
7.63	706	1.02		2.54		.65		2.91		71

5.54	30,371	.34	*	3.09	*	.15	*	3.29	*	16
8.78	24,435	.37		2.54		.15		2.76		34
10.18	48,152	.42		3.03		.15		3.30		18
(1.47)	37,618	.54		4.64		.15		5.03		63
(1.02)	37,364	.48		4.16		.15		4.49		20
8.17	38,470	.52		3.00		.15		3.37		71
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	After expense reimbursement from the Adviser, where applicable.
(e)	Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.
(f)	For the six months ended February 29, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	47

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Nuveen Strategy Funds, Inc. (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Strategy Aggressive Growth Allocation Fund (“Strategy Aggressive Growth Allocation”), Nuveen Strategy Growth Allocation Fund (“Strategy Growth Allocation”), Nuveen Strategy Balanced Allocation Fund (“Strategy Balanced Allocation”) and Nuveen Strategy Conservative Allocation Fund (“Strategy Conservative Allocation”), (each a “Fund” and collectively, the “Funds”). The Trust was incorporated in the State of Minnesota on June 19, 1996.

Strategy Aggressive Growth Allocation’s investment objective is to seek a high level of capital growth. Strategy Growth Allocation’s investment objective is to seek capital growth with a moderate level of current income. Strategy Balanced Allocation Fund’s investment objective is to seek both capital growth and current income. Strategy Conservative Allocation Fund’s investment objective is to seek a high level of current income consistent with limited risk to capital.

Each Fund is a “fund of funds,” which invests primarily in a variety of other mutual funds that are also advised by Nuveen Asset Management, LLC (the “Sub Adviser”), a wholly-owned subsidiary of Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”) (the “Underlying Funds”). Strategy Aggressive Growth Allocation and Strategy Growth Allocation seek to achieve their investment objectives by providing high allocations to various Underlying Funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on Underlying Funds that invest primarily in fixed income securities. Strategy Balanced Allocation seeks to achieve its investment objective by generally providing significant allocations to both Underlying Funds that invest primarily in equity securities and to Underlying Funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. Strategy Conservative Allocation seeks to achieve its investment objective by providing a high allocation to Underlying Funds that invest primarily in fixed income securities, but also has a limited exposure to Underlying Funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. Each Fund may invest in an Underlying Fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the Underlying Funds, each Fund also may invest in securities that will expose the Fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). Strategy Aggressive Growth Allocation, Strategy Growth Allocation, Strategy Balanced Allocation and Strategy Conservative Allocation may each invest up to 10%, 10%, 5% and 5%, respectively, of its total assets in such securities. Each Fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated investment companies (other than certain money market funds).

Each Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. Each Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or Underlying Fund’s portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Each Fund’s most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

The affiliated Underlying Funds in which the Funds invest are valued at their respective net asset values and securities and other assets for which market quotations are available, including non-affiliated ETFs in which the Funds invest, are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes.

Prices of fixed income securities are provided by a pricing service approved by the Fund’s Board of Directors. These securities are generally classified as Level 2 for fair value measurement purposes. When price quotes are not readily available, the pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

48	Nuveen Investments

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price. Futures contracts are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for them in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Strategy Aggressive Growth Allocation and Strategy Growth Allocation, quarterly for Strategy Balanced Allocation and monthly for Strategy Conservative Allocation.

Dividends from net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .50% annual 12b-1 distribution and service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Futures Contracts

Each Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in an attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit

Nuveen Investments	49

Notes to Financial Statements (Unaudited) (continued)

with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the six months ended February 29, 2012, the Funds invested in equity futures as an overlay to adjust the exposures created by the several funds that constitute each Fund’s investment allocation strategy. Each Fund purchased futures on the S&P 500 Index and Strategy Aggressive Growth Allocation, Strategy Growth Allocation and Strategy Balanced Allocation purchased futures on the S&P Midcap 400 Index to increase their exposure to stocks in those indexes. Strategy Aggressive Growth Allocation, Strategy Balanced Allocation and Strategy Conservative Allocation purchased futures on the Russell 2000 Index to increase their exposure to stocks in that index. Strategy Growth Allocation sold futures contracts on the Russell 2000 Index to decrease its exposure to stocks in that index.

During the six months ended February 29, 2012, each Fund sold futures contracts on 5-year U.S. Treasury notes and Strategy Aggressive Growth Allocation sold futures contracts on 10-year U.S. Treasury notes to reduce the overall sensitivity of the Funds to changes in interest rates.

The average number of futures contracts outstanding during the six months ended February 29, 2012, was as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Average number of futures contracts outstanding*	142	162	282	22
*	The average number of contracts is calculated based on the outstanding number of contracts at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on futures contracts activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution fees and shareholder service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

50	Nuveen Investments

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of February 29, 2012:

Strategy Aggressive Growth Allocation	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$5,202,430	$—	$—	$5,202,430
Equity Funds	86,752,809	—	—	86,752,809
Fixed Income Funds	9,514,268	—	—	9,514,268
Short-Term Investments:
Money Market Funds	687,133	—	—	687,133
U.S. Government and Agency Obligations	—	1,495,000	—	1,495,000
Derivatives:
Futures Contracts*	950,165	—	—	950,165
Total	$103,106,805	$1,495,000	$—	$104,601,805

Strategy Growth Allocation	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$6,604,293	$—	$—	$6,604,293
Equity Funds	118,242,519	—	—	118,242,519
Fixed Income Funds	33,653,791	—	—	33,653,791
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,800,000	—	1,800,000
Derivatives:
Futures Contracts*	1,063,432	—	—	1,063,432
Total	$159,564,035	$1,800,000	$—	$161,364,035

Strategy Balanced Allocation	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$10,995,921	$—	$—	$10,995,921
Equity Funds	222,267,624	—	—	222,267,624
Fixed Income Funds	139,953,463	—	—	139,953,463
Short-Term Investments:
Money Market Funds	2,367,631	—	—	2,367,631
U.S. Government and Agency Obligations	—	3,390,000	—	3,390,000
Derivatives:
Futures Contracts*	2,102,884	—	—	2,102,884
Total	$377,687,523	$3,390,000	$—	$381,077,523
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	51

Notes to Financial Statements (Unaudited) (continued)

Strategy Conservative Allocation	Level 1	Level 2	Level 3	Total
Investments:
Commodity Funds	$1,463,532	$—	$—	$1,463,532
Equity Funds	46,501,494	—	—	46,501,494
Fixed Income Funds	92,504,253	—	—	92,504,253
Short-Term Investments:
Money Market Funds	653,159	—	—	653,159
U.S. Government and Agency Obligations	—	380,000	—	380,000
Derivatives:
Futures Contracts*	118,215	—	—	118,215
Total	$141,240,653	$380,000	$—	$141,620,653
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the six months ended February 29, 2012, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of February 29, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Strategy Aggressive Growth Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$957,806	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	977	Payable for variation margin on futures contracts*	8,618
Total			$958,783		$8,618

Strategy Growth Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$1,089,119	Payable for variation margin on futures contracts*	$13,976
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	11,711
Total			$1,089,119		$25,687

Strategy Balanced Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$2,121,114	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	18,230
Total			$2,121,114		$18,230

52	Nuveen Investments

Strategy Conservative Allocation
		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity	Futures Contracts	Receivable for variation margin on futures contracts*	$119,430	Payable for variation margin on futures contracts*	$—
Interest Rate	Futures Contracts	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,215
Total			$119,430		$1,215
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 29, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Futures Contracts	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Risk Exposure
Equity	$(45,939)	$(110,581)	$(289,652)	$49,479
Interest Rate	(104,083)	(127,329)	(208,872)	(13,213)
Total	$(150,022)	$(237,910)	$(498,524)	$36,266

Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Risk Exposure
Equity	$1,294,197	$1,549,552	$3,074,611	$162,490
Interest Rate	4,483	3,926	7,291	408
Total	$1,298,680	$1,553,478	$3,081,902	$162,898

4. Fund Shares

Transactions in Fund shares were as follows:

	Strategy Aggressive Growth Allocation				Strategy Growth Allocation
	Six Months Ended 2/29/12		Year Ended 8/31/11		Six Months Ended 2/29/12		Year Ended 8/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold:
Class A	205,131	$2,448,565	630,915	$7,858,642	474,317	$5,117,907	1,314,652	$14,754,341
Class B	417	4,654	5,135	56,781	738	7,578	11,356	128,404
Class C	42,527	484,305	243,970	2,945,326	143,756	1,528,598	381,382	4,180,925
Class R3(1)	40,888	483,074	179,524	2,249,146	80,841	857,507	258,721	2,916,950
Class I(1)	219,838	2,654,356	623,708	7,737,972	289,161	3,074,599	1,789,988	20,580,117
Shares issued to shareholders due to reinvestment of distributions:
Class A	27,777	328,600	67,336	838,334	166,219	1,750,976	167,067	1,852,771
Class B	—	—	2,357	28,491	7,863	80,623	9,153	99,401
Class C	—	—	9,739	117,458	25,462	261,186	26,512	288,182
Class R3(1)	1,512	17,701	4,950	60,980	12,279	127,761	10,938	119,992
Class I(1)	12,600	149,306	25,361	316,252	52,601	556,320	51,337	571,378
	550,690	6,570,561	1,792,995	22,209,382	1,253,237	13,363,055	4,021,106	45,492,461
Shares redeemed:
Class A	(456,792)	(5,477,447)	(920,295)	(11,620,687)	(775,498)	(8,456,853)	(1,660,423)	(18,593,352)
Class B	(33,248)	(381,813)	(85,582)	(1,043,616)	(73,990)	(778,900)	(158,280)	(1,732,957)
Class C	(96,477)	(1,125,615)	(255,862)	(3,093,620)	(252,111)	(2,690,486)	(361,678)	(3,958,359)
Class R3(1)	(48,693)	(570,187)	(127,070)	(1,575,936)	(109,553)	(1,172,657)	(147,265)	(1,624,037)
Class I(1)	(324,471)	(3,870,914)	(4,777,543)	(57,192,309)	(316,351)	(3,392,269)	(6,365,380)	(69,034,773)
	(959,681)	(11,425,976)	(6,166,352)	(74,526,168)	(1,527,503)	(16,491,165)	(8,693,026)	(94,943,478)
Net increase (decrease)	(408,991)	$(4,855,415)	(4,373,357)	$(52,316,786)	(274,266)	$(3,128,110)	(4,671,920)	$(49,451,017)
(1)	– Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.

Nuveen Investments	53

Notes to Financial Statements (Unaudited) (continued)

	Strategy Balanced Allocation				Strategy Conservative Allocation
	Six Months Ended 2/29/12		Year Ended 8/31/11		Six Months Ended 2/29/12		Year Ended 8/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued from reorganization(2)
Class A	2,657,307	$27,213,424	—	$—	3,101,518	$34,223,429	—	$—
Class B	112,739	1,138,755	—	—	59,927	656,555	—	—
Class C	953,124	9,633,336	—	—	981,628	10,761,502	—	—
Class R3(1)	51,697	524,190	—	—	4,365	48,055	—	—
Class I(1)	585,292	5,977,707	—	—	102,697	1,132,819	—	—
Shares sold:
Class A	630,403	6,341,286	1,643,482	16,807,411	378,159	4,115,773	753,130	8,181,062
Class B	8,318	80,702	15,306	156,460	5,030	53,974	15,393	169,217
Class C	252,331	2,498,121	599,061	6,006,209	91,368	984,302	273,751	2,956,649
Class R3(1)	90,939	905,395	217,839	2,214,620	20,065	217,067	106,306	1,173,384
Class I(1)	693,796	6,919,646	2,958,039	30,208,010	631,709	6,864,237	1,105,633	12,105,101
Shares issued to shareholders due to reinvestment of distributions:
Class A	118,341	1,144,134	234,164	1,910,131	54,297	594,753	84,890	931,819
Class B	2,038	19,540	2,746	27,686	2,822	30,579	5,848	63,755
Class C	8,036	77,218	8,155	82,442	11,584	126,193	16,814	183,304
Class R3(1)	2,854	27,394	3,474	35,325	2,265	24,621	3,842	42,149
Class I(1)	96,832	931,904	194,376	1,961,544	13,527	147,505	40,037	434,788
	6,264,047	63,432,752	5,876,642	59,409,838	5,460,961	59,981,364	2,405,644	26,241,228
Shares redeemed:
Class A	(1,538,843)	(15,418,740)	(3,660,306)	(36,762,707)	(625,232)	(6,802,722)	(1,174,047)	(12,776,673)
Class B	(110,169)	(1,082,224)	(264,122)	(2,682,346)	(64,616)	(695,259)	(127,034)	(1,378,579)
Class C	(238,889)	(2,366,159)	(381,012)	(3,823,733)	(148,812)	(1,614,738)	(316,955)	(3,445,597)
Class R3(1)	(43,093)	(428,404)	(124,407)	(1,258,648)	(45,960)	(497,087)	(55,378)	(608,461)
Class I(1)	(1,582,874)	(15,605,870)	(13,975,255)	(137,451,932)	(312,172)	(3,373,615)	(3,594,866)	(38,488,603)
	(3,513,868)	(34,901,397)	(18,405,102)	(181,979,366)	(1,196,792)	(12,983,421)	(5,268,280)	(56,697,913)
Net increase (decrease)	2,750,179	$28,531,355	(12,528,460)	$(122,569,528)	4,264,169	$46,997,943	(2,862,636)	$(30,456,685)
(1)	– Effective January 18, 2011, Class R Shares and Class Y Shares previously offered by FAF Advisors, Inc. were renamed Class R3 Shares and Class I Shares, respectively.
(2)	– Refer to Footnote 8 — Fund Reorganizations for further details.

Class B Shares converted to Class A Shares (recognized as a component of Class A Shares sold and Class B Shares redeemed) during the six months ended February 29, 2012, and fiscal year ended August 31, 2011, were as follows:

Fund	Six Months Ended 2/29/12	Year Ended 8/31/11
Strategy Aggressive Growth Allocation	20,069	32,903
Strategy Growth Allocation	50,195	70,136
Strategy Balanced Allocation	59,434	138,912
Strategy Conservative Allocation	24,388	51,443

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions, where applicable) during the six months ended February 29, 2012, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Purchases:
Affiliated investments	$21,658,022	$34,343,823	$80,986,200	$17,461,380
Non-affiliated investments	—	—	—	—
Sales:
Affiliated investments	23,656,648	35,825,446	87,521,207	15,895,370
Non-affiliated investments	196,911	348,178	498,524	—

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that

54	Nuveen Investments

differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At February 29, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Cost of investments	$106,959,012	$159,962,334	$346,776,029	$135,305,704
Gross unrealized:
Appreciation	2,641,431	6,699,652	41,730,413	7,139,236
Depreciation	(5,948,803)	(6,361,383)	(9,531,803)	(942,502)
Net unrealized appreciation (depreciation) of investments	$(3,307,372)	$338,269	$32,198,610	$6,196,734

Permanent differences, primarily due to investments in other RICs, resulted in reclassifications among the Funds’ components of net assets at August 31, 2011, the Funds’ last tax year end, as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Capital paid-in	$—	$—	$—	$(5,169)
Undistributed (Over-distribution of) net investment income	(83,629)	(48,201)	(67,513)	119,009
Accumulated net realized gain (loss)	83,629	48,201	67,513	(113,840)

The tax components of undistributed net ordinary income and net long-term capital gains at August 31, 2011, the Funds’ last tax year end, were as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Undistributed ordinary income*	$642,584	$1,839,906	$2,672,996	$469,045
Undistributed net long-term capital gains	—	1,107,914	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended August 31, 2011, was designated for purposes of the dividends paid deduction as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Distributions from net ordinary income*	$1,675,113	$3,251,638	$4,346,752	$2,045,287
Distributions from net long-term capital gains	—	—	—	—
Return of capital	—	—	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At August 31, 2011, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Strategy Aggressive Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation*
Expiration:
August 31, 2017	$—	$—	$3,735,820
August 31, 2018	5,013,697	6,101,056	1,469,486
Total	$5,013,697	$6,101,056	$5,205,306

* A portion of Strategy Conservative Allocation’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended August 31, 2011, the Funds utilized their capital loss carryforwards as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Utilized capital loss carryforwards	$8,115,748	$12,459,569	$19,002,210	$6,650,256

7. Management Fees and Other Transactions with Affiliates

The annual management fee for each Fund, payable monthly, is .10% of the average daily net assets of each Fund.

The management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Nuveen Investments	55

Notes to Financial Statements (Unaudited) (continued)

The Adviser has agreed to waive fees and/or reimburse expenses of each Fund through January 31, 2013 so that total annual Fund operating expenses (excluding acquired Fund fees and expenses), as a percentage of average daily net assets, do not exceed .40% for Class A Shares, 1.15% for Class B Shares, 1.15% for Class C Shares, .65% for Class R3 Shares and .15% for Class I Shares.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended February 29, 2012, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Sales charges collected	$36,839	$84,172	$107,247	$53,814
Paid to financial intermediaries	32,227	73,512	93,945	47,139

The Distributor also received 12b-1 service fees in Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended February 29, 2012, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
Commission advances	$7,780	$16,117	$20,840	$9,554

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class B Shares and C Shares during the first year following a purchase were retained by the Distributor. During the six months ended February 29, 2012, the Distributor retained such 12b-1 fees as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
12b-1 fees retained	$15,221	$24,021	$29,885	$16,508

The Distributor also collected and retained CDSC on share redemptions during the six months ended February 29, 2012, as follows:

	Strategy Aggressive Growth Allocation	Strategy Growth Allocation	Strategy Balanced Allocation	Strategy Conservative Allocation
CDSC retained	$3,282	$4,839	$4,957	$6,772

8. Fund Reorganizations

During the current fiscal period, the following Nuveen open-end funds were reorganized into the following Funds included in this report as follows (each the “Reorganization” and collectively, the “Reorganizations”):

•	Nuveen Moderate Allocation Fund (“Moderate Allocation”) into Strategy Balanced Allocation;

•	Nuveen Conservative Allocation Fund (“Conservative Allocation”) into Strategy Conservative Allocation.

Moderate Allocation and Conservative Allocation are collectively the “Acquired Funds.” Strategy Balanced Allocation and Strategy Conservative Allocation are collectively the “Acquiring Funds.”

In December of 2010, Nuveen and certain of its affiliates completed a strategic combination with U.S. Bank National Association and its wholly-owned subsidiary, FAF Advisors, Inc., the investment adviser to the First American Funds. Pursuant to this transaction, Nuveen acquired a portion of the investment advisory business of FAF Advisors, Inc., including assets related to the non-money market open-end funds in the First American family of funds. Effective January 1, 2011, these former First American Funds became part of the Nuveen family of funds and were re-branded as Nuveen Funds. As part of its efforts to integrate the portfolio management teams and investment products it offers following the closing of the transaction, Nuveen has recommended a number of reorganizations between funds with similar investment objectives and policies. The reorganization of the Acquired Funds into the Acquiring Funds has been proposed as part of this initiative.

56	Nuveen Investments

A special meeting of the Acquired Funds’ shareholders was held on December 16, 2011, for the purpose of voting on the Reorganizations, at which time, each of the Reorganizations was approved. The Reorganizations were consummated at the close of business on January 20, 2012.

Upon consummation of each Fund’s Reorganization, the Acquired Funds transferred all of their assets and liabilities to the Acquiring Funds in exchange for the Acquiring Funds’ shares of equal value. The Acquiring Funds’ shares were then distributed to the Acquired Funds’ shareholders and the Acquired Funds were terminated. As a result of the Reorganizations, the Acquired Funds’ shareholders become shareholders of the Acquiring Funds and the Acquired Funds’ shareholders received the Acquiring Funds’ shares with a total value equal to the total value of their Acquired Funds’ shares immediately prior to the closing of their Reorganization.

The Reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Acquired Funds’ shareholders will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each of the Reorganizations, the Acquired Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Acquired Funds’ shareholders for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquired Funds as of the date of their respective Reorganizations were as follows:

	Moderate Allocation	Conservative Allocation
Cost of investments	$42,359,929	$45,175,700
Fair value of investments	44,262,110	46,737,593
Unrealized appreciation (depreciation) of investments	1,902,181	1,561,893

For financial statement purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

For accounting and performance reporting purposes, the Acquiring Funds are the survivors. The shares outstanding, net assets and NAV per share immediately before and after the Reorganizations are as follows:

Acquired Funds – Prior to Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Moderate Allocation
Class A	1,195,824	$27,213,424	$22.76
Class B	49,919	1,138,755	22.81
Class C	422,023	9,633,336	22.83
Class R3	23,068	524,190	22.72
Class I	263,115	5,977,707	22.72
Conservative Allocation
Class A	1,481,250	$34,223,429	$23.10
Class B	26,420	656,555	24.85
Class C	433,548	10,761,502	24.82
Class R3	2,135	48,055	22.51
Class I	50,453	1,132,819	22.45

Acquiring Funds – Prior to Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Strategy Balanced Allocation
Class A	15,566,181	$159,413,168	$10.24
Class B	533,314	5,386,909	10.10
Class C	2,298,576	23,232,050	10.11
Class R3	473,134	4,797,440	10.14
Class I	12,505,417	127,720,046	10.21
Strategy Conservative Allocation
Class A	3,895,392	$42,983,300	$11.03
Class B	354,464	3,883,526	10.96
Class C	1,256,958	13,779,932	10.96
Class R3	199,825	2,199,972	11.01
Class I	2,583,447	28,497,284	11.03

Nuveen Investments	57

Notes to Financial Statements (Unaudited) (continued)

Acquiring Funds – Post Reorganizations	Shares Outstanding	Net Assets	NAV per Share
Strategy Balanced Allocation
Class A	18,223,488	$186,626,593	$10.24
Class B	646,053	6,525,663	10.10
Class C	3,251,700	32,865,385	10.11
Class R3	524,831	5,321,631	10.14
Class I	13,090,710	133,697,753	10.21
Strategy Conservative Allocation
Class A	6,996,911	$77,206,729	$11.03
Class B	414,390	4,540,081	10.96
Class C	2,238,586	24,541,434	10.96
Class R3	204,189	2,248,027	11.01
Class I	2,686,144	29,630,102	11.03

Assuming the reorganization had been completed on September 1, 2011, the beginning of the Acquiring Funds’ current fiscal period, the pro forma results of operations for the Acquired Funds for the six months ended February 29, 2012, are as follows:

	Moderate Allocation	Conservative Allocation
Net investment income (loss)	$751,626	$812,741
Net realized and unrealized gains (losses)	(187,305)	(283,655)
Change in net assets resulting from operations	564,321	529,086

Because the combined investment portfolios for each Reorganization have been managed as a single integrated portfolio since each Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since January 20, 2012.

9. New Accounting Pronouncements

Fair Value Measurements and Disclosures

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 (“ASU No. 2011-04”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

58	Nuveen Investments

Notes

Nuveen Investments	59

Notes

60	Nuveen Investments

Notes

Nuveen Investments	61

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Dow Jones Moderately Aggressive U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes. This index is reconstructed monthly and represents 80% of the risk of the U.S. equities market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Dow Jones Moderate U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes. This index is reconstructed monthly and represents 60% of the risk of the U.S. equities markets. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Dow Jones Conservative U.S. Portfolio Index: A weighted average of other stock, bond and cash indexes. This index is reconstructed monthly and represents 20% of the risk of the U.S. equities market. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Lipper Flexible Portfolio Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Flexible Portfolio Fund Classification Average. The Average contained 205, 178, 93 and 43 funds during the six-month, one-year, five-year and ten-year periods, respectively, ended February 29, 2012. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Fund Classification Average. The Average contained 510, 562, 461 and 232 funds during the six-month, one-year, five-year and ten-year periods, respectively, ended February 29, 2012. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Fund Classification Average. The Average contained 504, 488, 405 and 189 funds during the six-month, one-year, five-year and ten-year periods, respectively, ended February 29, 2012. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Fund Classification Average. The Average contained 451, 439, 325 and 99 funds during the six-month, one-year, five-year and ten-year periods, respectively, ended February 29, 2012. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. The Lipper average is not available for direct investment.

Morningstar Aggressive Target Risk Index: An index using the Ibbotson Associates asset allocation methodologies to provide comprehensive coverage of global equity (95%) and fixed-income (5%) markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Morningstar Moderately Aggressive Target Risk Index: An index using the Ibbotson Associates asset allocation methodologies to provide comprehensive coverage of global equity (80%) and fixed-income (20%) markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Morningstar Moderate Target Risk Index: An index using the Ibbotson Associates asset allocation methodologies to provide comprehensive coverage of global equity (60%) and fixed-income (40%) markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Morningstar Moderately Conservative Target Risk Index: An index using the Ibbotson Associates asset allocation methodologies to provide comprehensive coverage of global equity (40%) and fixed-income (60%) markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees. It is not possible to invest directly in an index.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

62	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, Inc.

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm*

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

U.S. Bank National Association

St. Paul, MN

Transfer Agent and Shareholder Services**

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

*	The Board of Directors of the Fund, upon recommendation of the Audit Committee, engaged PricewaterhouseCoopers LLP as the Fund’s independent registered public accounting firm as of March 1, 2011. On December 30, 2011, Ernst & Young, LLP (“Ernst & Young”) completed its work on the October 31, 2011 audits and resigned as the independent registered public accounting firm of the Fund. Ernst & Young’s report on the Fund’s financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. For the two most recent fiscal years and through March 1, 2011, there were no disagreements with Ernst & Young on any matter of accounting principles, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements.

**	Effective May 2012, the Funds Transfer Agent will be Boston Financial Data Services (Nuveen Investor Services, P.O. Box 8530, Boston, MA, 02266-8530, (800) 257-8787).

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	63

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of December 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-FAA-0212P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 7, 2012

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 7, 2012